1933 Act File No. 33-26516
                                                  1940 Act File No. 811-5752

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

      Pre-Effective Amendment No.         ............................

      Post-Effective Amendment No.  21   ......................       X
                                   ------                          ----

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                   ----

      Amendment No.   20  .........................................  X
                    ------                                        ----

                     INDEPENDENCE ONE MUTUAL FUNDS

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on June 30, 1997 pursuant to paragraph (b)(1)(v)

    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
    485.

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on June 16, 1997; or intends to file the Notice required by that Rule on or about

   ____________; or

    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

                                           CROSS REFERENCE SHEET

         This Amendment to the Registration Statement of INDEPENDENCE ONE MUTUAL FUNDS which consists of seven portfolios: (1) Independence One Michigan Municipal Cash Fund; (2a) Independence One Prime Money Market Fund - Class A Shares; (2b) Independence One Prime Money Market Fund - Class B Shares; (3) Independence One U.S. Treasury Money Market Fund; (4) Independence One U.S. Government Securities Fund, (5) Independence One Equity Plus Fund; (6) Independence One Fixed Income Fund; and (7) Independence One Michigan Municipal Bond Fund is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.


                                                              Prospectus Heading

                                                              (RULE 404(C) CROSS REFERENCE)

Item 1.           Cover Page..................................(1-7) Cover Page.
Item 2.           Synopsis                                    (1-4,6,7) Synopsis; (1-7) Summary of Fund Expenses.
Item 3.           Condensed Financial

                   Information                                (1-7) Financial Highlights.
                                                              (1-7) Performance Information.

Item 4.           General Description of

                   Registrant                                 (1-4,6,7) Investment Information; (1-4,6,7)
                                                              Investment Objective of Each Fund; (1-4,6,7)
                                                              Portfolio Investments and Strategies; (5) General
                                                              Information; (5) Investment Information; (5)
                                                              Investment Objective; (5) Investment Policies; (5)
                                                              Acceptable Investments; (1-7) Investment
                                                              Limitations; (5) Equity Investment Considerations
                                                              (5) Derivative Contracts and Securities; (5)
                                                              Standard & Poor's.
Item 5.           Management of the Fund                      (1-7) Independence One Mutual Funds Information;
                                                              (1-7) Management of the Trust; (1-7) Distribution
                                                              of Fund Shares; (1-7) Fund Administration (5)
                                                              Brokerage Transactions.
Item 6.           Capital Stock and Other

                   Securities                                 (1-7)
                                                              Dividends;
                                                              (1-7)
                                                              Capital
                                                              Gains;
                                                              (1-7)
                                                              Shareholder
                                                              Information;
                                                              (1-7)
                                                              Voting
                                                              Rights;
                                                              (1-7)
                                                              Effect
                                                              of
                                                              Banking
                                                              Laws;
                                                              (1-7)
                                                              Tax
                                                              Information;
                                                              (1-7)
                                                              Federal
                                                              Income
                                                              Tax;
                                                              (1,7)
                                                              Michigan
                                                              Tax
                                                              Considerations.

Item 7.           Purchase of Securities Being

                   Offered                                    (1-7)
                                                              Net
                                                              Asset
                                                              Value;
                                                              (1-4,6,7)
                                                              Investing
                                                              in the
                                                              Funds;
                                                              (5)
                                                              Investing
                                                              in the
                                                              Fund;
                                                              (1-7)
                                                              Share
                                                              Purchases;
                                                              (1-7)
                                                              Minimum
                                                              Investment
                                                              Required;
                                                              (1-3)
                                                              Cash
                                                              Sweep
                                                              Program;
                                                              (1-7)
                                                              What
                                                              Shares
                                                              Cost;
                                                              (1-7)
                                                              Certificates
                                                              and
                                                              Confirmations;
                                                              (1-7)
                                                              Systematic
                                                              Investment
                                                              Program.

Item 8            Redemption or Repurchase                    (1-4,6,7) Redeeming Shares; (5) Redeeming Fund
                                                              Shares; (1-7) Systematic Withdrawal Program; (1-7)
                                                              Accounts with Low Balances; (1-3) Redemption in
                                                              Kind (1-7) Exchange Privilege; (5-7) Exchanging
                                                              Securities for Fund Shares.
Item 9.           Pending Legal Proceedings                   None.




PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.
Item 10.          Cover Page..................................(1-7) Cover Page.
Item 11.          Table of Contents                           (1-7) Table of Contents.
Item 12.          General Information and
                   History                                    (1-4,6,7) General Information About the Funds; (5)
                                                              General Information About the Fund;.

Item 13.          Investment Objectives and

                   Policies
                                                              (1-4,6,7)
                                                              Investment
                                                              Objective
                                                              and
                                                              Policies
                                                              of the
                                                              Funds;
                                                              (4,6,7)
                                                              Acceptable
                                                              Investments;
                                                              (5)
                                                              Types of
                                                              Investments;
                                                              (5)
                                                              Investment
                                                              Objective
                                                              and
                                                              Policies;
                                                              (4-7)
                                                              Portfolio
                                                              Turnover;
                                                              (1-7)
                                                              Investment
                                                              Limitations;
                                                              (1-3)
                                                              Regulatory
                                                              Compliance;
                                                              (1,7)
                                                              Michigan
                                                              Investment
                                                              Risks.

Item 14.          Management of the Fund                      (1-7) Independence One Mutual Funds Management;
                                                              (1-7) Officers and Trustees; (1-7) Fund
                                                              Ownership;   (1-7) Trustee Liability; (1-7)
                                                              Trustees Compensation;
                                                              (1-7)Massachusetts Partnership Law.
Item 15.          Control Persons and Principal

                  Holders of Securities                        Not applicable.
Item 16.          Investment Advisory and Other

                   Services                                   (1-7) Investment Advisory Services; (1-3,5) Adviser
                                                              to the Fund; (4,6-7) Adviser and Sub-Adviser to the
                                                              Funds; (1-3,5) Advisory Fees;   (4,6-7) Advisory
                                                              and Sub-Advisory Fees;(1-7) Other Services; (1-7)
                                                              Trust Administration; (1-7) Custodian; (1-7)
                                                              Transfer Agent and Dividend Disbursing Agent; (1-7)
                                                              Independent Auditors.
Item 17.          Brokerage Allocation                        (1-7) Brokerage Transactions.
Item 18.          Capital Stock and Other

                   Securities                                 Not applicable.
Item 19.          Purchase, Redemption and

                   Pricing of Securities Being

                   Offered                                    (1-7)
                                                              Purchasing
                                                              Shares;
                                                              (1-7)
                                                              Determining
                                                              Net
                                                              Asset
                                                              Value;
                                                              (1-3)
                                                              Use of
                                                              Amortized
                                                              Cost
                                                              Method;
                                                              (4-7)
                                                              Determining
                                                              Market
                                                              Value of
                                                              Securities;
                                                              (1-7)
                                                              Redeeming
                                                              Shares;
                                                              (1-7)
                                                              Redemption
                                                              in Kind;
                                                              (1-7)
                                                              Exchange
                                                              Privilege;
                                                              (4-7)
                                                              Capital
                                                              Gains.

Item 20.          Tax Status                                  (1-7) Tax Status; (1-7) The Funds' Tax Status;
                                                              (1-7) Shareholders' Tax Status.

Item 21.          Underwriters                                (1,3) Distribution Plan; (2a) Shareholder Services
                                                              Plan; (1-7) Conversion to Federal Funds.

Item 22.          Calculation of Yield
                  Quotations of Money Market

                  Funds                                       (1-7)
                                                              Performance
                                                              Comparisons;
                                                              (1-7)
                                                              Economic
                                                              and
                                                              Market
                                                              Information;
                                                              (1,7)
                                                              Tax
                                                              Equivalent
                                                              Yield;(1-3)
                                                              Effective
                                                              Yield;
                                                              (1-7)
                                                              Yield;
                                                              (1-7)
                                                              Total
                                                              Return;
                                                              (4-7)
                                                              Appendix.

Item 23.          Financial Statements                 (5) Filed in Part A; (1-4,6,7) Incorporated by reference
                                                              to the Annual Reports of the Funds dated April 30,
                                                              1997 (File Nos. 33-26526 and 811-5752).






INDEPENDENCE ONE PRIME MONEY MARKET FUND
CLASS A SHARES

CLASS B SHARES

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
(PORTFOLIOS OF INDEPENDENCE ONE MUTUAL FUNDS)

PROSPECTUS

Independence One Mutual Funds (the "Trust") is an open-end management investment company (a mutual fund) comprising a series of investment portfolios. This prospectus offers investors interests in the following three separate investment portfolios (collectively referred to as the "Funds" and individually as the "Fund"), each having a distinct investment objective and policies:

      Independence One Prime Money Market Fund

      Independence One U.S. Treasury Money Market Fund

      Independence One Michigan Municipal Cash Fund

MICHIGAN NATIONAL BANK PROFESSIONALLY MANAGES THE FUNDS' PORTFOLIOS. THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MICHIGAN NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY MICHIGAN NATIONAL BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO. BECAUSE INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THIS FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.



The Funds have also filed a Statement of Additional Information dated June 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement free of charge by calling toll-free 1-800-334-2292. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated June 30, 1997



TABLE OF CONTENTS

------------------------------------------------------------------------


SYNOPSIS                                                               1

------------------------------------------------------

SUMMARY OF FUND EXPENSES                                               3

------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                   4

------------------------------------------------------

INVESTMENT INFORMATION                                                 8

------------------------------------------------------

  Investment Objective of Each Fund                                    8
  Prime Money Market Fund                                              8
  U.S. Treasury Money Market Fund                                     10
  Michigan Municipal Cash Fund                                        10

PORTFOLIO INVESTMENTS AND STRATEGIES                                  13

------------------------------------------------------
  Investment Limitations                                              14

INDEPENDENCE ONE MUTUAL FUNDS

  INFORMATION                                                         16

------------------------------------------------------

  Management of the Trust                                             16
  Distribution of Fund Shares                                         16
  Fund Administration                                                 18

NET ASSET VALUE                                                       18

------------------------------------------------------
INVESTING IN THE FUNDS                                                19

------------------------------------------------------

  Share Purchases                                                     19
  Minimum Investment Required                                         19
  Cash Sweep Program                                                  19
  What Shares Cost                                                    20
  Certificates and Confirmations                                      20
  Dividends                                                           20
  Capital Gains                                                       21
  Systematic Investment Program                                       21

EXCHANGE PRIVILEGE                                                    21

------------------------------------------------------

REDEEMING SHARES                                                      22

------------------------------------------------------

  Systematic Withdrawal Program                                       24
  Accounts with Low Balances                                          25
  Redemption in Kind                                                  25

SHAREHOLDER INFORMATION                                               25

------------------------------------------------------

  Voting Rights                                                       25

EFFECT OF BANKING LAWS                                                26

------------------------------------------------------

TAX INFORMATION                                                       26

------------------------------------------------------

  Federal Income Tax                                                  26
  Michigan Municipal Cash Fund Tax

     Considerations                                                   26

PERFORMANCE INFORMATION                                               28

------------------------------------------------------
ADDRESSES                                                      Back Cover



------------------------------------------------------
SYNOPSIS

--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the three Funds described herein. The Funds are designed as a convenient means of accumulating interests in professionally managed portfolios.

The following three Funds are offered in this prospectus:

       Independence One Prime Money Market Fund ("Prime Money Market Fund") seeks to provide current income consistent with stability of principal. It pursues its investment objective by investing in a variety of high-quality money market instruments maturing in 397 days or less. The Fund currently offers two classes of shares: Class A Shares and Class B Shares. The classes of shares represent interests in one common investment portfolio but differ in that Class A Shares are subject to a shareholder servicing fee paid by the Fund, while Class B Shares, which are sold primarily to certain institutional investors, will not be subject to such shareholder servicing fees.

       Independence One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") seeks to provide current income consistent with stability of principal. The Fund pursues its objective by investing in a portfolio of short-term U.S. Treasury obligations.



       Independence One Michigan Municipal Cash Fund ("Michigan Municipal Cash Fund") seeks to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal. In addition, the Fund provides income exempt from the Michigan intangibles tax and income taxes of Michigan municipalities. The municipal securities in which the Fund invests primarily include those issued by or on behalf of the State of Michigan and Michigan municipalities, as well as those issued by other states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes of the State of Michigan and Michigan municipalities ("Michigan Municipal Securities"). The Fund may not be a suitable investment for retirement plans since it invests in municipal securities.





For information on how to purchase shares of the Funds, please refer to "Investing in the Funds." The minimum initial investment in shares of the Prime Money Market Fund Class A Shares, the U.S. Treasury Money Market Fund, and the Michigan Municipal Cash Fund is $1,000. The minimum initial investment in the Prime Money Market Fund Class B Shares is $1,000,000. Subsequent investments in all the Funds must be in amounts of at least $100. See "Minimum Investment Required."

The Funds attempt to stabilize the value of a share at $1.00. Fund shares are currently sold and redeemed at that price. Information on redeeming shares can be found under "Redeeming Shares." Shareholders can invest, reinvest, or redeem shares at any time without charge or penalty imposed by the Funds. Shareholders have access to other portfolios of the Trust through an exchange

--------------------------------------------------------------------------------

program. Information regarding the exchange privilege offered with respect to the Trust can be found under "Exchange Privilege."

Michigan National Bank is the investment adviser (the "Adviser") to the Funds and receives compensation for its services.

One or more of the Funds may make certain investments and employ certain investment techniques that involve risks, including entering into repurchase agreements, investing in when-issued securities, restricted and illiquid securities, and securities of other investment companies. These risks and those associated with investing in Michigan municipal securities, variable rate securities, bank instruments, short-term credit facilities, asset-backed securities, participation interests, and demand features are described under "Investment Objective of Each Fund" and "Portfolio Investments and Strategies."



INDEPENDENCE ONE MONEY MARKET FUNDS
SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                                                                 PRIME MONEY

U.S. TREASURY     MICHIGAN

                                                                                 MARKET FUND

MONEY         MUNICIPAL


                                                                             CLASS A      CLASS B

MARKET FUND      CASH FUND

               SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases

  (as a percentage of offering price).........................                   None
None           None            None
Maximum Sales Charge Imposed on Reinvested

  Dividends (as a percentage of offering price)...............                   None
None           None            None

Contingent Deferred Sales Charge (as a percentage of original

  purchase price or redemption proceeds, as applicable).......                   None
None           None            None

Redemption Fee (as a percentage of amount redeemed, if appli-

  cable)......................................................                   None
None           None            None
Exchange Fee..................................................                   None
None           None            None


                ANNUAL FUND OPERATING EXPENSES
           (As a percentage of average net assets)

Management Fees (after waiver)(1).............................                   0.15%
0.15%          0.40%           0.25%
12b-1 Fees(2).................................................                   None
None           0.00%           0.00%
Shareholder Services Fees(3)..................................                   0.25%
None           None            None
Total Other Expenses (after waiver)...........................                   0.20%
0.20%          0.19%           0.28%
        Total Fund Operating Expenses (after waiver)(4).......                   0.60%
0.35%          0.59%           0.53%

 (1) The management fee for Prime Money Market Fund and Michigan Municipal Cash Fund was reduced to reflect the voluntary waiver by the Adviser. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for both Funds is 0.40%.

(2) As of the date of this prospectus, U.S. Treasury Money Market and Michigan Municipal Cash Fund are not paying or accruing 12b-1 fees. The Funds will not pay or accrue 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Funds' distributor can pay up to 0.25% as a 12b-1 fee which is reimbursed to the distributor by the Funds. See "Distribution of Fund Shares."

(3) Prime Money Market Fund Class A Shares pays a shareholder services fee of up to 0.25% of Class A Shares' average daily net assets.

(4) The Total Fund Operating Expenses for Michigan Municipal Cash Fund in the above table are based on expenses expected to be incurred during the fiscal year ending April 30, 1998, and are expected to be 0.68% absent the voluntary waiver described in Note 1 above. During the course of this period, expenses may be more or less than the amount shown. The Total Fund Operating Expenses for Michigan Municipal Cash Fund for the fiscal year ended April 30, 1997, were 0.48% and would have been 0.68% absent the voluntary waiver of a portion of the management fee. The Total Fund Operating Expenses for Prime Money Market Fund Class A Shares and Class B Shares for the fiscal year ended April 30, 1997 were 0.85% and 0.60%, respectively, absent the voluntary waiver of a portion of the managerment fee.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUNDS."

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period.


                                            PRIME MONEY MARKET

                                                   FUND          U.S. TREASURY MONEY    MICHIGAN MUNICIPAL
                                            CLASS A    CLASS B       MARKET FUND            CASH FUND

1 Year...................................     $6         $4               $6                    $5
3 Years..................................     $20        $12             $19                   $17
5 Years..................................     $34        $20             $33                   $30
10 Years.................................     $76        $46             $75                   $66

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report, dated June 17, 1997, on the Fund's Financial Statements for the year ended April 30, 1997, and on the following table for each of the periods presented, is included in the Funds' Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, contained in the Funds' Combined Annual Report, which may be obtained from the Fund.


                                                                             YEAR ENDED APRIL 30,

                                             1997       1996       1995       1994       1993
1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $
1.00  $    1.00   $    1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------
  Net investment income                         0.05       0.05       0.05       0.03       0.03
0.05       0.07        0.08
-----------------------------------------
LESS DISTRIBUTIONS

-----------------------------------------
  Distributions from net investment

  income                                       (0.05)     (0.05)     (0.05)     (0.03)     (0.03)
(0.05)     (0.07)      (0.08)
-----------------------------------------  ---------  ---------  ---------  ---------  ---------
---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD             $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $
1.00  $    1.00   $    1.00
-----------------------------------------  ---------  ---------  ---------  ---------  ---------
---------  ---------  -----------
TOTAL RETURN (B)                                4.94%      5.33%      4.66%      2.73%      2.99%
4.89%      7.55%       7.99%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------
  Expenses                                      0.60%      0.61%      0.61%      0.59%      0.58%
0.54%      0.53%       0.40%*
-----------------------------------------
  Net investment income                         4.83%      5.19%      4.51%      2.70%      2.91%
4.73%      7.26%       8.24%*
-----------------------------------------
  Expense waiver (c)                            0.25%      0.25%    --           0.02%      0.04%
0.08%      0.08%       0.23%*
-----------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------
  Net assets, end of period

  (000 omitted)                             $337,836   $310,991   $233,607   $310,588   $423,355
$309,009   $371,994    $328,434
-----------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 1, 1989 (date of initial public investment) to April 30, 1990.

 (b) Based on net asset value.

 (c)_ This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Prime Money Market Fund's performance is contained in the Combined Annual Report for the fiscal year ended
April 30, 1997, which can be obtained free of charge.

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report, dated June 17, 1997, on the Fund's Financial Statements for the year ended April 30, 1997, and on the following table for the period presented, is included in the Funds' Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, contained in the Funds' Combined Annual Report, which may be obtained from the Fund.


                                                                                                    YEAR

ENDED

                                                                                                    APRIL

30,



1997       1996(A)

NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    1.00
$    1.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------------------------------------------------
  Net investment income
0.05        0.05

--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

--------------------------------------------------------------------------------------------
  Distributions from net investment income
(0.05)      (0.05)

--------------------------------------------------------------------------------------------  ---------
-----------
NET ASSET VALUE, END OF PERIOD                                                                $    1.00
$    1.00
--------------------------------------------------------------------------------------------  ---------
-----------
TOTAL RETURN (B)
5.20%       5.07%

--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------------------------------------------------
  Expenses
0.35%       0.36%*

--------------------------------------------------------------------------------------------
  Net investment income
5.06%       5.34%*

--------------------------------------------------------------------------------------------
  Expense waiver (c)
0.25%       0.25%*

--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
$71,168     $85,780

--------------------------------------------------------------------------------------------

  * Computed on an annualized basis.

 (a) Reflects operations for the period from June 13, 1995 (date of initial public investment) to

    April 30, 1996.

(b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Prime Money Market Fund's performance is contained in the Combined Annual Report for the fiscal year ended
April 30, 1997, which can be obtained free of charge.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report, dated June 17, 1997, on the Fund's Financial Statements for the year ended April 30, 1997, and on the following table for each of the periods presented, is included in the Funds' Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, contained in the Funds' Combined Annual Report, which may be obtained from the Fund.


                                                                            YEAR ENDED APRIL 30,

                                            1997       1996       1995       1994       1993
1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $
1.00  $    1.00   $    1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS

----------------------------------------
  Net investment income                        0.05       0.05       0.04       0.03       0.03
0.05       0.07        0.08
----------------------------------------
LESS DISTRIBUTIONS

----------------------------------------
  Distributions from net investment

  income                                      (0.05)     (0.05)     (0.04)     (0.03)     (0.03)
(0.05)     (0.07)      (0.08)
----------------------------------------  ---------  ---------  ---------  ---------  ---------
---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD            $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $
1.00  $    1.00   $    1.00
----------------------------------------  ---------  ---------  ---------  ---------  ---------
---------  ---------  -----------
TOTAL RETURN (B)                               4.86%      5.28%      4.49%      2.63%      2.92%
4.81%      7.17%       7.83%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS

----------------------------------------
  Expenses                                     0.59%      0.60%      0.63%      0.61%      0.54%
0.57%      0.60%       0.35%*
----------------------------------------
  Net investment income                        4.75%      5.14%      4.41%      2.60%      2.90%
4.55%      6.91%       8.17%*
----------------------------------------
  Expense waiver (c)                         --         --         --         --           0.09%
0.12%      0.07%       0.32%*
----------------------------------------
SUPPLEMENTAL DATA

----------------------------------------
  Net assets, end of period

  (000 omitted)                            $245,289   $297,233   $244,887   $215,832   $214,069
$224,803   $131,263     $89,947
----------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 1, 1989 (date of initial public investment) to April 30, 1990.

(b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about U.S. Treasury Money Market Fund's performance is contained in the Combined Annual Report for the fiscal year ended April 30, 1997, which can be obtained free of charge.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report, dated June 17, 1997, on the Fund's Financial Statements for the year ended April 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                                             YEAR ENDED APRIL 30,

                                             1997       1996       1995       1994       1993
1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $
1.00  $    1.00   $    1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------
  Net investment income                         0.03       0.03       0.03       0.02       0.02
0.04       0.05        0.05
-----------------------------------------
LESS DISTRIBUTIONS

-----------------------------------------
  Distributions from net investment

  income                                       (0.03)     (0.03)     (0.03)     (0.02)     (0.02)
(0.04)     (0.05)      (0.05)
-----------------------------------------  ---------  ---------  ---------  ---------  ---------
---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD             $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $
1.00  $    1.00   $    1.00
-----------------------------------------  ---------  ---------  ---------  ---------  ---------
---------  ---------  -----------
TOTAL RETURN (B)                                3.04%      3.24%      2.81%      1.98%      2.27%
3.68%      5.18%       5.14%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------
  Expenses                                      0.48%      0.53%      0.59%      0.50%      0.53%
0.50%      0.67%       0.44%*
-----------------------------------------
  Net investment income                         3.01%      3.18%      2.80%      1.96%      2.23%
3.51%      5.02%       5.70%*
-----------------------------------------
  Expense waiver (c)                            0.20%      0.20%      0.21%      0.22%      0.20%
0.39%      0.19%       0.39%*
-----------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------
  Net assets, end of period

  (000 omitted)                              $84,019    $74,712    $66,856    $55,013    $84,763
$71,745    $31,705     $28,921
-----------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 14, 1989 (date of initial public investment) to April 30, 1990.

(b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about Michigan Municipal Cash Fund's performance is contained in the Annual Report for the fiscal year ended April 30, 1997, which can be obtained free of charge.

INVESTMENT INFORMATION

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE OF EACH FUND

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Each Fund's investment limitations are discussed below under "Investment Limitations."

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this prospectus and in the Statement of Additional
Information.

PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       domestic issues of corporate or municipal debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposits, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities, such as demand notes;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in restricted and illiquid securities, securities of other investment companies, variable rate demand notes, and repurchase agreements. See "Portfolio Investment and Strategies."

INVESTMENT RISKS. ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic, and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting investments for the Fund. For an explanation of the risks associated with an investment in municipal securities, see "Michigan Municipal Cash Fund--Investment Risks" below.

The Fund's investment limitations are discussed below under "Investment Limitations."

U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues its investment objective by investing exclusively in a portfolio of short-term U.S. Treasury obligations. The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS. The Fund invests only in short-term U.S. Treasury obligations, which are normally held to maturity. These instruments are issued by the U.S. government, its agencies or instrumentalities, and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition.

In addition to investing in repurchase agreements, the Fund may engage in when-issued and delayed delivery transactions. See "Portfolio Investments and

Strategies."

MICHIGAN MUNICIPAL CASH FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal. In addition, the Fund provides income exempt from the Michigan intangibles tax and income taxes of Michigan municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The Fund pursues its investment objective by investing at least 80% of its assets in a portfolio of Michigan Municipal Securities with remaining maturities of 397 days or less at the time of purchase by the Fund. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Michigan Municipal Securities include obligations issued by or on behalf of the State of Michigan, its political subdivisions or agencies, or debt obligations of any territory or possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia, the interest from which is, in the opinion of bond counsel for the issuers, or in the opinion of officers of the Fund and/or the Adviser, exempt from federal regular income tax and personal income taxes imposed by the State of Michigan and Michigan municipalities. Michigan Municipal Securities also include participation interests in the above obligations. Interest income of the Fund which is exempt from tax will retain its tax-free status when distributed to Michigan shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Michigan.

The municipal securities in which the Fund invests must either be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

MICHIGAN MUNICIPAL SECURITIES. Michigan Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Michigan Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Michigan Municipal Securities. The municipal securities subject to the participation interests are not limited to maturities of 397 days or less, so long as the participation interests include the right to demand payment, typically within seven days, from the issuers of those interests. The Fund will purchase only participation interests which have such a demand feature or which mature in less than 397 days. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees of the Trust will determine that participation interests meet the prescribed quality standards for the Fund.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in restricted and illiquid securities, securities of other investment companies, and variable rate demand notes. The Fund may also acquire securities that are subject to puts and standby commitments to purchase securities at their principal amount within a fixed period following a demand by the Fund. See "Portfolio Investments and Strategies."

TEMPORARY INVESTMENTS. As a fundamental policy which may only be changed by shareholders, the Fund invests its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and Michigan state income tax, except in unusual circumstances, such as when management feels that market conditions dictate a defensive posture in temporary investments. Interest income from temporary investments may be taxable to shareholders as ordinary income. These temporary investments include: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as municipal securities purchased by the Fund (including obligations whose interest is subject to the federal alternative minimum income tax); marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or savings associations which have capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment and if their deposits are insured by the BIF or the SAIF, which are both administered by the Federal Deposit Insurance Corporation ("FDIC"); repurchase agreements and prime commercial paper rated A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investor Service, Inc. ("Moody's"), or F-1 by Fitch Investor Service, Inc. ("Fitch"), and variable amount demand master notes.

STANDBY COMMITMENTS. Some securities dealers are willing to sell Michigan Municipal Securities to the Fund accompanied by their commitments to repurchase the municipal securities prior to maturity, at the Fund's option, for the amortized cost of the municipal securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of municipal securities. They permit the Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Michigan Municipal Securities accompanied by these "standby" commitments could be greater than the cost of municipal securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to the Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Michigan Municipal Securities purchased but may make such securities more difficult to sell without such a commitment. The Fund enters into standby commitments only with those dealers whose credit the Adviser believes to be of high quality.

CONCENTRATION OF INVESTMENTS. The Fund may invest more than 25% of its assets in industrial revenue bonds, including pollution control bonds. The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. However, the Fund may invest more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The Fund will invest more than 25% of its assets in Michigan Municipal Securities. The Fund may invest more than 25% of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.

In addition, the Fund will not invest more than 5% of its assets in industrial revenue bonds where the payment of principal and interest is the responsibility of companies (or guarantors, if applicable) with less than three years of continuous operations, including the operation of any predecessor. This limitation may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

If the value of Fund assets invested in the securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings.

INVESTMENT RISKS. Yields on Michigan Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State of Michigan or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Michigan Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Michigan Municipal Securities acceptable for purchase by the Fund could be limited. Investing in Michigan Municipal Securities which meet the Fund's quality standards may not be possible if the State of Michigan or its municipalities do not maintain their current credit ratings.

The Fund may invest in Michigan Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Michigan Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Michigan Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Michigan Municipal Cash Fund's concentration in Michigan Municipal Securities may entail a greater level or risk than other types of money market funds.

A further discussion of the risks of a portfolio which invests primarily in Michigan Municipal Securities is contained in the Statement of Additional Information.

PORTFOLIO INVESTMENTS AND STRATEGIES

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities.

VARIABLE RATE DEMAND NOTES. Prime Money Market Fund and Michigan Municipal Cash Fund may invest in variable rate demand notes which are long-term corporate debt instruments or municipal securities that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Funds to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Funds treat variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Funds may next tender the security for repurchase.

CREDIT ENHANCEMENT. Certain of the Funds' acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to a Fund and affect its share price. Prime Money Market Fund and Michigan Municipal Cash Fund may each have more than 25% of its total assests invested in securities credit-enhanced by banks.

DEMAND FEATURES. Prime Money Market Fund and Michigan Municipal Cash Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Funds use these arrangements to provide the Funds with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. The Funds engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with each Fund's investment objective and policies, not for investment leverage.

The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Prime Money Market Fund and Michigan Municipal Cash Fund can acquire up to 3% of the total outstanding stock of other investment companies. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1-1/2 percent. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

INVESTMENT LIMITATIONS

BORROWING MONEY. The Funds will not borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

DIVERSIFICATION. The Prime Money Market Fund will not, with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than cash or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities).



Michigan Municipal Cash Fund will not invest more than 10% of its total assets in the securities of any one issuer (except cash and cash items, repurchase agreements collateralized by U.S. Treasury securities and U.S. government obligations) with respect to securities comprising 75% of its assets.





The above limitations may not be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

RESTRICTED AND ILLIQUID SECURITIES. Prime Money Market Fund and Michigan Municipal Cash Fund may invest up to 10% of their respective total assets in restricted securities. This restriction is not applicable to commercial paper issued under the Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. All of the Funds may invest in illiquid securities. The Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of their respective net assets.

Prime Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

When the Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities become, for a time, uninterested in purchasing these securities.

INDEPENDENCE ONE MUTUAL FUNDS INFORMATION

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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by Michigan National Bank, as the Funds' investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Funds.



ADVISORY FEES. The Adviser may receive an annual investment advisory fee equal to 0.40% of each Fund's average daily net assets. The
Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Funds.





ADVISER'S BACKGROUND. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly owned subsidiary of National Australia Bank Limited which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1996, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division have managed custodial assets totaling $10.7 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.9 billion.

Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

As part of its regular banking operations, Michigan National Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities

Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund will pay to the distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares of the Funds subject to the Plan.



U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund each intend to offer two classes of shares for sale: Investment Shares and Trust Shares. The classes of shares represent interests in one common investment portfolio but differ in that Investment Shares, which will be sold primarily to individual investors, are subject to distribution expenses paid by the Fund pursuant to the Plan, while Trust Shares will be sold to institutional investors and will not be subject to such a Plan and will not incur such distribution expenses. Trust Shares are currently not available for sale. The Funds will not offer Trust Shares and will not accrue or pay any distribution expenses pursuant to the Plan until Trust Shares have been registered with the SEC and certain states.



The distributor may from time to time and for such periods as its deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares of the Funds exceed such lower expense limitation as the distributor may, by notice of the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares of the Funds. Administrative services may include, but are not limited to, the following functions; providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the shares of the Funds; assisting clients in changing dividend options, account designations, and addresses, and providing such other services as the Funds reasonably request for their shares.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for reimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.



SHAREHOLDER SERVICES AGREEMENT. Prime Money Market Fund has entered into a Shareholder Services Agreement with respect to Class A Shares under which it may make payments of up to 0.25% of the average daily net asset value of Class A Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts ("shareholder services"). Under the Agreement, Michigan National Bank will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Class A Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Michigan National Bank.

FUND ADMINISTRATION

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, such as certain legal and accounting services. Federated
Administrative Services provides these at an annual rate as specified below:


        MAXIMUM                     AVERAGE AGGREGATE
  ADMINISTRATIVE FEE          DAILY NET ASSETS OF THE TRUST


           .150%         on the first $250 million
           .125%         on the next $250 million
           .100%         on the next $250 million
           .075%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee.

CUSTODIAN. Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Funds.

NET ASSET VALUE

--------------------------------------------------------------------------------

The Funds attempt to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by adding the interest of shares in the value of all securities and other assets of the Funds, subtracting the interest of shares in the liabilities of the Funds and those attributable to shares, and dividing the remainder by the number of shares outstanding. The Funds, of course, cannot guarantee that the net asset value will always remain at $1.00 per share.

INVESTING IN THE FUNDS

--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Funds on all business days except on days which the New York Stock Exchange is closed and federal holidays restricting wire transfers. In connection with the sale of a Fund's shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

TO PLACE AN ORDER. An investor may call toll-free 1-800-334-2292 to purchase shares of the Funds through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Funds by calling their authorized broker directly. Payment may be made either by check or wire transfer of federal funds.

To purchase by check, the check must be included with the order and made payable to "Independence One (include name of Fund and, if applicable, "Class A" or "Class B" Shares)." Checks must be converted into federal funds to be considered received.

Prior to purchasing by wire, investors should call their Michigan National Bank or Independence One representative or their authorized broker. It is the responsibility of Michigan National Bank, Independence One and authorized brokers to transmit orders promptly. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o Michigan National Bank, Farmington Hills, Michigan; Account Number: 6856238933; For Credit to: Independence One (include name of Fund and, if applicable, "Class A" or "Class B" Shares); Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the shares of the Prime Money Market Fund Class A Shares, the U.S. Treasury Money Market Fund, and Michigan Municipal Cash

Fund by an investor is $1,000.

The minimum initial investment in Prime Money Market Fund Class B
Shares by an investor is $1,000,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund for Class B Shares.

Subsequent investments in all the Funds must be in amounts of at least
$100.

CASH SWEEP PROGRAM

Cash accumulations in demand deposit accounts with depository institutions such as banks and savings associations may be automatically invested in shares of the Funds on a day selected by the depository institution and its customer, or when the demand deposit account reaches a predetermined dollar amount (e.g. $5,000).

PARTICIPATING DEPOSITORY INSTITUTIONS. Participating depository institutions are responsible for prompt transmission of orders relating to the program. These depository institutions are the record owners of the shares of the Funds. Depository institutions participating in this program may charge their customers for their services relating to the program. This prospectus should, therefore, be read together with any agreement between the customer and the depository institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds.



The net asset value is determined at 12:00 noon and 4:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Shareholder Services
Company maintains a share account for each shareholder of record.
Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized broker in writing.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Funds unless cash payments are requested by shareholders in writing to the Funds through their Michigan National Bank or Independence One representative or authorized broker. Share purchase orders received by a Fund before 11:00 a.m. (Eastern time) earn dividends that day.

In the case of Prime Money Market Fund, under limited circumstances, arrangements may be made with Michigan National Bank for same-day receipt of purchase orders to earn dividends that day, if such orders are received before 3:00 p.m. (Eastern time). Investors interested in establishing such arrangements should call Michigan National Bank at 1-800-334-2292, and are reminded that the Fund reserves the right to refuse any purchase request.

CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends.
Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

SYSTEMATIC INVESTMENT PROGRAM



With respect to shareholders of Prime Money Market Fund Class A Shares, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund, once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

EXCHANGE PRIVILEGE

--------------------------------------------------------------------------------

All shareholders of the Funds are shareholders of the Trust which consists of the following additional funds: Independence One Equity Plus Fund, Independence One Fixed Income Fund, Independence One Michigan Municipal Bond Fund, and Independence One U.S. Government Securities Fund ("participating funds"). Shareholders of the Funds have access to the participating funds through an exchange program.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by the transfer agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares by Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Funds reserve the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling
1-800-334-2292. In addition, investors may exchange shares by calling their authorized broker directly.



An authorization form permitting the Funds to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Telephone exchange instructions must be received by Michigan National Bank, Independence One, or an authorized broker and transmitted to the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into shares of a Fund will not receive a dividend from that Fund on the date of the exchange.

Shareholders of the Funds may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Michigan National Bank or Independence One representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan 48333-9065.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, the transfer agent, by a Michigan National Bank or Independence One representative or authorized broker and deposited to the shareholder's account before being exchanged.

If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan
48333-9065. In addition, investors may exchange shares by sending a written request to their authorized broker directly.

REDEEMING SHARES

--------------------------------------------------------------------------------

Fund shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Funds compute net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed and federal holidays restricting wire transfers. Telephone or written requests for redemptions must be received in proper form and can be made to the Funds through a Michigan National Bank or Independence One representative or authorized broker. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

CASH SWEEP PROGRAM. Clients of Michigan National Bank who have executed a Cash Sweep Agreement should refer to that Agreement for information about redeeming Fund shares purchased through that program.

REDEEMING BY CHECK. At the shareholder's request, Federated Shareholder Services Company will establish a checking account for redeeming Prime Money Market Fund Class A Shares, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund shares. For further information, contact a Michigan National Bank or Independence One representative or authorized broker.

With a Fund checking account, shares may be redeemed simply by writing a check for $250 or more. The redemption will be made at the net asset value on the date that the transfer agent presents the check to the Fund. A check may not be written to close an account. In addition, if a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's local bank. Checks should never be sent to the transfer agent to redeem shares. Cancelled checks are sent to the shareholder each month.

BY TELEPHONE. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem Shares by calling their authorized broker directly. Redemption requests must be received and transmitted to the transfer agent before 11:00 a.m. (Eastern time) in order for the proceeds to be wired that same day. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the transfer agent. Registered broker/dealers may charge customary fees and commissions for this service. If at any time, the Funds shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

For calls received before 11:00 a.m. (Eastern time) proceeds will normally be wired the same day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. For calls received after 11:00 a.m. (Eastern time) proceeds will normally be wired or a check sent the following business day. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

A daily dividend will be paid on shares redeemed if the redemption request is received after 11:00 a.m. (Eastern time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 11:00 a.m. (Eastern time) will normally be paid the same day and will not be entitled to that day's dividend.

An authorization form permitting the Funds to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered.

If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem Shares by sending a written request to the Fund through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, if applicable, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan 48333-9065. Investors redeeming through an authorized broker should mail written requests directly to their broker.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or a commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM



Shareholders of Prime Money Market Fund Class A Shares, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000, (or $1,000,000 in the case of the Prime Money Market Fund Class B Shares), due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

REDEMPTION IN KIND

The Funds are obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

VOTING RIGHTS



Each share of the Funds gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Funds' operation and for the election of Trustees under certain circumstances. As of June 9, 1997, Pierson & Co., the nominee for Michigan National Bank and Oak Mall Shopping Center may for certain purposes be deemed to control the Prime Money Market Fund Class B Shares because they are owners of record of certain shares of the Fund. As of June 9, 1997, Pierson & Co., the nominee for Michigan National Bank may for certain purposes be deemed to control the Prime Money Market Fund Class A Shares and U.S. Treasury Money Market Fund because it is owner of record of certain shares of the Funds.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS

--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as an investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of its counsel, that they may perform those services for the Trust

contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations,

could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider aternative means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences as a result of any of these occurrences.




TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds intend to pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies (including its diversification requirements) and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders of Prime Money Market Fund and U.S. Treasury Money Market Fund are required to pay federal income tax on any dividends and other distributions received. These tax consequences apply whether dividends and distributions are received in cash or as additional Shares. The Funds will provide detailed tax information for reporting purposes. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MICHIGAN MUNICIPAL CASH FUND TAX CONSIDERATIONS

FEDERAL INCOME TAX. In general, shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on certain "private activity" bonds issued after August 7, 1986 may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. Thus, should the Fund purchase any private activity bonds, a portion of the Fund's dividends may be treated as a tax preference item.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

MICHIGAN TAXES. Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code of 1986, and represent (i) interest from obligations of Michigan or any of its political subdivisions or
(ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

That portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions or, (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on such securities, will be exempt from the Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

OTHER STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from state income taxes in states other than Michigan or from personal property taxes. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time the Funds advertise their total return, yield and effective yield, and, in the case of the Michigan Municipal Cash Fund, tax-equivalent yield.

The yield of a Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield of the Michigan Municipal Cash Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Michigan Municipal Cash Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Total return, yield and effective yield will be calculated separately for Prime Money Market Fund Class A Shares and Class B Shares. Expense differences between Class A Shares and Class B Shares may affect the performance of each class.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.

INDEPENDENCE ONE
MUTUAL FUNDS

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER

Michigan National Bank
27777 Inkster Road

Mail Code 10-52

Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN

Michigan National Bank
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP
One Mellon Bank Center

Pittsburgh, Pennsylvania 15219
Independence Onet

Prime Money Market Fund
        Class A Shares
        Class B Shares

U.S. Treasury
Money Market Fund

Michigan Municipal
Cash Fund



(Distributed by Federated Securities Corp.)





Prospectus dated
June 30, 1997



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[LOGO OF MICHIGAN NATIONAL BANK INVESTMENT ADVISER]

[LOGO OF RECYCLED PAPER]

Cusip 453777203 Cusip 453777302 Cusip 453777708 Cusip 453777401
G01285-01 (6/97)

                                   INDEPENDENCE ONE PRIME MONEY MARKET FUND
                                                CLASS A SHARES
                                                CLASS B SHARES

                               INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
                                INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND (PORTFOLIOS OF INDEPENDENCE ONE MUTUAL FUNDS)

                                     STATEMENT OF ADDITIONAL INFORMATION

           This Statement of Additional Information should be read with the prospectus of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, and Independence One Michigan Municipal Cash Fund (the "Funds"), portfolios of Independence One Mutual Funds (the "Trust") dated June 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus free of charge by calling 1-800-334-2292.

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

                                          Statement dated June 30, 1997

[GRAPHIC OMITTED]

        Cusip 453777203
        Cusip 453777302
        Cusip 453777708
        Cusip 453777401
        G00979 -09 (6/97)

TABLE OF CONTENTS


                                                                I

GENERAL INFORMATION ABOUT THE FUNDS                       1


INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS            1
   Types of Investments                                   1
   Repurchase Agreements                                  3
   When-Issued and Delayed Delivery Transactions          3
   Reverse Repurchase Agreements                          3
   Credit Enhancement                                     3
   Restricted and Illiquid Securities                     4
   Variable Rate Demand Notes                             4
   Investment Limitations                                 4
   Regulatory Compliance                                  6

MICHIGAN MUNICIPAL CASH FUND INVESTMENT RISKS             7

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT                  8

   Officers and Trustees                                  8
   Fund Ownership                                         9
   Trustees' Compensation                                10
   Trustee Liability                                     10
   Massachusetts Partnership Law                         10

INVESTMENT ADVISORY SERVICES                             10

   Adviser to the Funds                                  10
   Advisory Fees                                         11

BROKERAGE TRANSACTIONS                                   11


OTHER SERVICES                                           11

   Trust Administration                                  11
   Custodian                                             11
   Transfer Agent and Dividend Disbursing Agent          12
   Independent Auditors                                  12



PURCHASING SHARES                                        12

   Distribution Plan (U.S. Treasury Fund and Michigan
          Municipal Cash Fund Only)                      12
   Shareholder Services Agreement (Prime Money Market
          Fund Class A Shares Only)                      12

   Conversion to Federal Funds                           13

DETERMINING NET ASSET VALUE                              13

   Use of the Amortized Cost Method                      13

EXCHANGE PRIVILEGE                                       14


REDEEMING SHARES                                         14

   Redemption in Kind                                    14

TAX STATUS                                               14

   The Funds' Tax Status                                 14
   Shareholders' Tax Status                              14

TOTAL RETURN                                             15


YIELD                                                    15


EFFECTIVE YIELD                                          15

TAX-EQUIVALENT YIELD                                     16

   Tax-Equivalency Table                                 16

PERFORMANCE COMPARISONS                                  17

   Economic and Market Information                       17

FINANCIAL STATEMENTS                                     17


APPENDIX                                                 18

GENERAL INFORMATION ABOUT THE FUNDS




The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. This Statement of Additional Information relates only to three portfolios of securities which are as follows: Independence One Prime Money Market Fund ("Prime Money Market Fund"), Independence One U.S. Treasury Fund ("U.S. Treasury Fund"), and Independence One Michigan Municipal Cash Fund ("Michigan Municipal Cash Fund").



Shares of the Prime Money Market Fund are currently offered in two classes: Class A Shares and Class B Shares. Prior to May 1, 1995, the Prime Money Market Fund offered a single class of shares, which are currently designated as Class A Shares.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS


The prospectus discusses the objective of each Fund and the policies they employ to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

The Funds' respective investment objectives cannot be changed without the approval of shareholders. Except as otherwise noted, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

      BANK INSTRUMENTS

         The Prime Money Market Fund may invest in instruments of domestic and foreign banks and other deposit institutions.

         The instruments of banks and savings associations that are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF") such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.

         In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Prime Money Market Fund may invest in:

         o Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

         o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

         o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

         o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

      RATINGS



         A nationally recognized statistical rating organization's ("NRSRO") rating categories are determined without regard for sub-categories and gradations. For example, with respect to the Prime Money Market Fund, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch"), are all considered rated in the highest short-term rating category, and with respect to the Michigan Municipal Cash Fund, securities rated SP-1+, SP-1 or SP-2 by S&P, MIG-1 or MIG-2 by Moody's, or F-1+, F-1 and F-2 by Fitch, are all considered rated in one of the two highest short-term rating categories. The Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the acceptable rating categories; currently, such securities must be rated by two NRSROs in the acceptable categories. See "Regulatory Compliance."



         If a security loses its rating or the security's rating is reduced below the required minimum after a Fund purchases it, a Fund is not required to sell the security. The investment adviser considers this event, however, in its determination of whether a Fund should continue to hold the security in its portfolio. If ratings made by a

         NRSRO change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Funds' prospectuses.

      U.S. GOVERNMENT OBLIGATIONS



         The types of U.S. government obligations in which Prime Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed
         by U.S. government agencies or instrumentalities. These securities are backed by:



         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o  the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit Banks; National Bank for Cooperatives; Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.

      U.S. TREASURY OBLIGATIONS



         U.S. Treasury Money Market Fund invests only in short-term U.S. Treasury obligations. "Short-term U.S. Treasury obligations" as used herein refers to evidences of indebtedness issued by the United States, or issued by an agency or instrumentality thereof, and fully guaranteed as to principal and interest by the United States, maturing in 397 days or less from the date of acquisition or purchased pursuant to repurchase agreements that provide for repurchase by the seller within one year from the date of acquisition. The Fund may also retain assets in cash.

      MICHIGAN MUNICIPAL SECURITIES

         The Michigan municipal securities in which Michigan Municipal Cash Fund invests have the characteristics set forth in the prospectus.

         A Michigan municipal security which is unrated will be determined by the Trustees to be an appropriate investment if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees consider the creditworthiness of the issuer of a Michigan municipal security, the issuer of a participation interest if the Fund has the right to demand payment from the issuer of the interest or the guarantor of payment by either of those issuers.



         Examples of Michigan municipal securities are:

         o tax-exempt project notes issued by the U.S. Department of Housing and Urban Development to provide financing for housing, redevelopment, and urban renewal;

         o  municipal notes and tax-exempt commercial paper;

         o  serial bonds sold with a series of maturity dates;

         o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

         o bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future;

         o revenue anticipation notes sold in expectation of receipt of federal income available under the Federal Revenue
            Sharing Program;

         o construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Association; and

         o  pre-refunded municipal bonds refundable at a later date.

         From time to time, such as when suitable Michigan municipal securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Michigan municipal securities and thereby reduce the Fund's yield.

REPURCHASE AGREEMENTS



The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as brokers/dealers which are deemed by the Funds' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Michigan Municipal Cash Fund will use repurchase agreements only as temporary investments during times of unusual market conditions for defensive purposes and to maintain liquidity.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of Fund assets.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

CREDIT ENHANCEMENT



Prime Money Market Fund and Michigan Municipal Cash Fund typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, a Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require a Fund to treat securities as having been issued by both the issuer and the credit enhancer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Funds have invested more than 10% of their respective assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.



The Funds may have more than 25% of their respective total assets invested in securities credit enhanced by banks.

RESTRICTED AND ILLIQUID SECURITIES



Prime Money Market Fund and Michigan Municipal Cash Fund may invest in restricted securities. All of the Funds may invest in illiquid securities. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:



         o  the frequency of trades and quotes for the securities;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

VARIABLE RATE DEMAND NOTES



Prime Money Market Fund and Michigan Municipal Cash Fund may invest in variable rate demand notes. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate securities than for fixed income obligations.



Many securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. For purposes of determining the Fund's average maturity, the maturities of these variable rate demand securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

         The Funds will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Funds will not issue senior securities except that the Funds may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective net assets, including the amounts borrowed.

         The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

      PLEDGING ASSETS

         The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, a Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

      UNDERWRITING



         Prime Money Market Fund and Michigan Municipal Cash Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      LENDING CASH OR SECURITIES

         Prime Money Market Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, in accordance with its investment objective, policies, and limitations.

         U.S. Treasury Money Market Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, including repurchase agreements, in accordance with its investment objective, policies, and limitations.

         Michigan Municipal Cash Fund will not lend of its assets, except that it may acquire publicly or nonpublicly issued municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.

 INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS

         Prime Money Market Fund and Michigan Municipal Cash Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

      INVESTING IN REAL ESTATE

         Prime Money Market Fund and Michigan Municipal Cash Fund will not purchase or sell real estate, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      INVESTING IN RESTRICTED SECURITIES

         Prime Money Market Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the federal securities laws, except for Section 4(2) commercial paper.

         Michigan Municipal Cash Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

      DIVERSIFICATION OF INVESTMENTS

         With respect to 75% of the value of its assets, Prime Money Market Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

         Michigan Municipal Cash Fund will not invest more than 10% of its total assets in the securities of any one issuer (except cash and cash items, repurchase agreements collateralized by U.S. government securities and U.S. government obligations) with respect to securities comprising 75% of its assets.



         Under this limitation each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

         Industrial development bonds, backed only by the assets and revenues of a nongovernmental user, are considered to be issued solely by that user. If in the case of an industrial development bond or governmental-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

      CONCENTRATION OF INVESTMENTS



         Prime Money Market Fund will not invest 25% or more of the value of its total assets in any one industry.



         However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

The above investment limitations cannot be changed without approval of shareholders. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



         Prime Money Market Fund and Michigan Municipal Cash Fund can acquire up to 3 per centum of the total outstanding stock of other investment companies. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of other investment company's shares does not include a sales charge exceeding 1-1/2 percent. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

         U.S. Treasury Money Market Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.



      INVESTING IN ILLIQUID SECURITIES

         The Funds will not invest more than 10% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.



      DEALING IN PUTS AND CALLS



         Michigan Municipal Cash Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.





Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Funds did not borrow money, pledge securities, invest in illiquid securities, restricted securities, or engage in when-issued and delayed delivery transactions or reverse repurchase agreements in excess of 5% of the value of Fund net assets during the last fiscal period and have no present intent to do so during the coming fiscal year.

For purposes of the Funds' policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

REGULATORY COMPLIANCE

Each Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, each Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a Fund's total assets in securities of any one issuer, although a Fund's limitation may only require such 5% diversification with respect to 75% or less of its assets. Each Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. Each Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

MICHIGAN MUNICIPAL CASH FUND INVESTMENT RISKS




Michigan's economy continues to be among the most cyclical of states, remaining heavily dependent on domestic auto production and durable goods consumption. However, the State's efforts over the last several decades to diversify its economy have seen success as reflected by the fact that the share of employment in the durable goods sector has fallen from 33.1% in 1960 to 17.9% in 1990. It improved further to 15.8% in 1996. The motor vehicle industry, which is an important component in the State's economy, has reduced its share of employment to 6.1% of total employment in 1996, compared with 10.8% in 1979. Durable goods manufacturing still represents a sizable portion of the State's economy, and as a result, any substantial national economic downturn is likely to have an adverse effect on the State's economy, and on the State's revenues.

During 1996, unemployment in the State average 4.9%, below the national level of 5.4%. The economic recovery from the early 1990s recession has proved hearty in Michigan as employment levels have reached an all-time high, attracting more workers into the labor force. The State's forecast is for its unemployment rate to average 4.5% in 1997, continuing the recent trend since 1994 of Michigan's unemployment rate being below the national average compared to the 27 year history of having higher unemployment. Personal income, grew 4.2% in 1996, compared to a 5.4% growth for the country as a whole.



On August 19, 1993, the Governor of Michigan signed into law Act 145, Public Acts of Michigan, 1993 ("Act 145") a measure which significantly impacted financing of primary and secondary school operations and which has resulted in additional property tax and school finance reform legislation. Michigan's school finance reform shifts the responsibility of funding schools away from the local district and their real property tax bases to the state and an earmarked portion of sales taxes. Moreover, the state government is also subject to a revenue raising cap which is tied to the annual state personal income growth. The margin between existing revenue and the constitutional cap is greatly narrowed now that the state absorbs the costs of funding the local schools. Over the long term the cap may reduce the state's flexibility to deal with adverse financial developments.



Concerning Michigan's fiscal policy, the state has proven that it can maintain a balanced budget, low debt levels and high reserves. While the state's Budget Stabilization Fund ("Rainy Day Fund") was drawn down substantially during the fiscal years 1990-1992 in order to meet budget needs of the state during fiscal stress, spending restraint and an improved economy enabled the state to begin to restore balances in fiscal 1993. By the end of fiscal 1994, the balances in the Rainy Day Fund were $780 million and was $1.15 billion as of September 30, 1996. This makes Michigan's Rainy Day Fund one of the highest in the nation.



While Michigan's economy is in good standing now because of conservative budgeting practices and the improved economy, the enduring effectiveness of the state's financial management will continue to be tested by economic cycles.

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT


OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National
Corporation, Federated Investors, Federated Securities Corp.,
Federated Administrative Services, and Federated Services Company.

Robert E. Baker
4327 Stoneleigh Road
Bloomfield Hills, MI
Birthdate:  May 6, 1930

Trustee

Retired; formerly, Vice Chairman, Chrysler Financial Corporation.



Harold Berry
Berry Enterprises
290 Franklin Center

29100 Northwestern Highway

Southfield, MI

Birthdate:  September 17, 1925

Trustee

Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; Chairman, Berry, Ziegelman & Company.

Clarence G. Frame+
W-875 First Bank Building
332 Minnesota Street

St. Paul, MN

Birthdate:  July 26, 1918

Trustee

Director, Milwaukee Land Company; formerly, Vice Chairman, First Bank System, Inc., and President, The First National Bank of St. Paul, a subsidiary of First Bank System, Inc.

Harry J. Nederlander+
231 S. Old Woodward, Suite 219

Birmingham, MI
Birthdate:  September 5, 1917

Trustee

Chairman, Nederlander Enterprises.

Thomas S. Wilson
Two Championship Drive
Auburn Hills, MI
Birthdate:  October 8, 1949

Trustee

President and Executive Administrator of the Detroit Pistons;
President and CEO, Palace Sports and Entertainment.



Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930

President and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of some of the Funds distributed by Federated Securities Corp.

Jeffrey W. Sterling
Federated Investors Tower

Pittsburgh, PA
Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of various Funds distributed by Federated Securities Corp.

Jay S. Neuman
Federated Investors Tower

Pittsburgh, PA
Birthdate:  April 22, 1950

Secretary

Corporate Counsel, Federated Investors.

+ Members of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

FUND OWNERSHIP



Officers and Trustees own less than 1% of the outstanding shares of the Fund. The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following Funds as of June 9, 1997: Pierson & Co., the nominee for Michigan National Bank, acting in various capacities for numerous accounts, was the record owner of 148,394,741 Class A Shares (43.11%) of Prime Money Market Fund, 35,294,109 Class B Shares (43.84%) of Prime Money Market Fund, 95,055,354 shares (37.56%) of Treasury Money Market Fund and 20,597,130 shares (20.88%) of Michigan Municipal Cash Fund. As of June 9, 1997, Oak Mall Shopping Center owned 29,387,484 shares (36.50%) and South Side Landfill, Inc. owned 4,671,231 shares (5.80%) of Class B Shares of Prime Money Market Fund. As of June 9, 1997, Christman Company owned 7,759,780 shares (7.87%) and Art Van Furniture Tech Plaza owned 6,501,340 shares (6.59%) of Michigan Municipal Cash Fund.

TRUSTEES' COMPENSATION

                                        AGGREGATE

NAME ,                                  COMPENSATION
POSITION WITH                           FROM
THE TRUST                               THE TRUST*

Robert E. Baker                         $10,250
Trustee

Harold Berry                            $10,250
Trustee

Clarence G. Frame                       $10,250
Trustee

Harry J. Nederlander                    $ 9,050
Trustee

Thomas S. Wilson                        $10,250
Trustee

*Information is furnished for the fiscal year ended April 30, 1997. The Trust is the only Investment Company in the Fund Complex. The aggregate compensation is provided for the Trust which is comprised of seven portfolios.



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument which the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

INVESTMENT ADVISORY SERVICES


ADVISER TO THE FUNDS

The Fund's investment adviser is Michigan National Bank (the "Adviser").

The Adviser shall not be liable to the Trust, the Funds, or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus.



For the fiscal years ended April 30, 1997, 1996, and 1995, the Adviser earned fees from: Prime Money Market Fund of $1,720,845, $1,424,895, and $1,066,096, of which $1,075,528, $890,559, and $0, respectively, were voluntarily waived; U.S. Treasury Money Market Fund of $1,099,098, $1,093,871, and $983,049, none of which were voluntarily waived; and Michigan Municipal Cash Fund of $355,606, $288,247, and $248,836, of which $167,803, $144,124, and $128,411, respectively, were voluntarily waived.




BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds

OTHER SERVICES


TRUST ADMINISTRATION



Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal years ended April 30, 1997, 1996, and 1995, administrative service fees were incurred on behalf of Prime Money Market Fund of $469,358, $419,411, and $344,553, respectively; U.S. Treasury Money Market Fund of $299,881 $324,361, and $317,759, respectively; and Michigan Municipal Cash Fund of $91,469, $85,696, and $80,489, respectively.



CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Funds. For its services as custodian, Michigan National Bank receives an annual fee, payable monthly, based on a percentage of each Fund's average aggregate daily net assets and the number and type of transactions, plus out of pocket expenses

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Boston, Massachusetts, through its subsidiary Federated Shareholder Services Company, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Funds are KPMG Peat Marwick LLP,
Pittsburgh, Pennsylvania.

PURCHASING SHARES


Shares are sold at their net asset value without a sales charge on days which the New York Stock Exchange is open for business, except on federal holidays restricting wire transfers. The procedure for purchasing shares of the Funds is explained in the prospectus under "Investing in the Funds."

DISTRIBUTION PLAN (U.S. TREASURY FUND AND MICHIGAN MUNICIPAL CASH FUND ONLY)



The Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Funds' shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.



The Board of Trustees expects that the Plan will result in the sale of a sufficient number of shares so as to allow the Funds to achieve economic viability. It is also anticipated that an increase in the size of each Fund will facilitate more efficient portfolio management and assist each Fund in seeking to achieve its investment objective.



The Funds are not currently paying any 12b-1 fees under the Plan.
Should the Funds begin to pay these fees, shareholders would be notified.



SHAREHOLDER SERVICES AGREEMENT (PRIME MONEY MARKET FUND CLASS A SHARES ONLY)

This arrangement permits the payment of fees to Michigan National Bank and other financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of a client's account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement on behalf of Class A Shares, the Board of Trustees expects that the Class A Shares will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.



For the fiscal year ended April 30, 1997, Prime Money Market Fund
(Class A Shares) paid $866,504 in shareholder services fees.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE


The Funds attempt to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Funds are described in the prospectus.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7, (the "Rule"), under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.



Although demand features and standby commitments are defined as "puts" under the Rule, Prime Money Market Fund and Michigan Municipal Cash Fund do not consider them to be "puts" as that term is used in the Funds' investment limitations. Demand features and standby commitments are features which enhance an instrument's liquidity, and the investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit a Fund from using techniques which enhance the liquidity of portfolio instruments.



      MONITORING PROCEDURES

         The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

      INVESTMENT RESTRICTIONS

         The Rule requires that each Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks, and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

The Funds may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on shares, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares, computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

EXCHANGE PRIVILEGE

------------------------------------------------------------------------

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Instructions for exchanges may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege."

REDEEMING SHARES


The Funds redeem shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

REDEMPTION IN KIND

Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made (for any shareholder requesting redemption) in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Funds reserve the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable
Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which a Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

TAX STATUS


THE FUNDS' TAX STATUS

The Funds intend to pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

To qualify for this treatment, a Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. Any short-term capital gains are taxable as ordinary income.

TOTAL RETURN




The average annual total returns for the 1-year and 5-year periods ended April 30, 1997 and the period from June 1, 1989 (date of initial public investment) to April 30, 1997 for Prime Money Market Fund-Class A Shares and U.S. Treasury Money Market Fund were 4.94%, 4.12%, 5.17%, and 4.86%, 4.03% 5.04%, respectively. The average annual total returns for Prime Money Market Fund-Class B Shares for the 1-year period ended April 30, 1997 and the period from June 13, 1995 (date of initial public investment) to April 30, 1997 were 5.20% and 5.39%, respectively. The average annual total returns for the 1-year and 5-year periods ended April 30, 1997 and the period from June 14, 1989 (date of initial public investment) to April 30, 1997 for Michigan Municipal Cash Fund were 3.04%, 2.67%, ,and 3.45%, respectively.



The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.



Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the monthly reinvestment of dividends over a specified period of time.

YIELD






For the period ended April 30, 1997, the seven-day yields for Class A Shares and Class B Shares of Prime Money Market Fund were 4.95% and 5.20%, respectively.

For the period ended April 30, 1997, the seven-day yield for U.S.
Treasury Money Market Fund was 4.82%. For the period ended April 30, 1997, the seven-day yield for Michigan Municipal Cash Fund was 3.71%.



The Funds calculate yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

         o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

         o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

         o  multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD




For the period ended April 30, 1997, the seven-day effective yields for Class A Shares and Class B Shares of Prime Money Market Fund were 5.07% and 5.33%, respectively.

For the period ended April 30, 1997, the seven-day effective yield for
U. S. Treasury Money Market Fund was 4.93%.

For the period ended April 30, 1997, the seven-day effective yield for Michigan Municipal Cash Fund was 3.78%.



The Funds' effective yield is computed by compounding the unannualized base period return by:

         o  adding 1 to the base period return;

         o  raising the sum to the 365/7th power; and

         o  subtracting 1 from the result.

TAX-EQUIVALENT YIELD




Michigan Municipal Cash Fund's tax-equivalent yield for the seven-day period ended April 30, 1997, was 5.49%, assuming an effective tax rate of 32.40%.



The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specified tax rate and assuming that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE



Michigan Municipal Cash Fund may use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is free from the state income tax imposed by the state of Michigan. As the table indicates, a "tax-exempt" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                   TAXABLE YIELD EQUIVALENT FOR 1997

                                                        STATE OF MICHIGAN


                                    COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                    19.40%        32.40%             35.40%               40.40%              44.00%

JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER

RETURN              41,200        99,600             151,750              271,050            $271,050

SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER

RETURN              24,650        59,750             124,650              271,050            $271,050



 TAX-EXEMPT

 YIELD                                       TAXABLE YIELD EQUIVALENT


   1.50%            1.86%          2.22%             2.32%               2.52%               2.68%

   2.00%            2.48%          2.96%             3.10%               3.36%               3.57%

   2.50%            3.10%          3.70%             3.87%               4.19%               4.46%

   3.00%            3.72%          4.44%             4.64%               5.03%               5.36%

   3.50%            4.34%          5.18%             5.42%               5.87%               6.25%

   4.00%            4.96%          5.92%             6.19%               6.71%               7.14%

   4.50%            5.58%          6.66%             6.97%               7.55%               8.04%

   5.00%            6.20%          7.40%             7.74%               8.39%               8.93%

   5.50%            6.82%          8.14%             8.51%               9.23%               9.82%

   6.00%            7.44%          8.88%             9.29%              10.07%              10.71%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

* Some portion of Michigan Municipal Cash Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Michigan Municipal Cash Fund.

PERFORMANCE COMPARISONS


The Funds' performance depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates on money market instruments;

         o  changes in Fund expenses; and

         o  the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

         o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, a Fund will quote its ranking in its respective Lipper category in advertising and sales literature.

         o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, a Fund will quote its Money ranking in advertising and sales literature.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

FINANCIAL STATEMENTS


The Financial Statements for the fiscal year ended April 30, 1997 are incorporated herein by reference to the Annual Report of the Funds dated April 30, 1997 (File Nos. 33-26516 and 811-5752). A copy of the Funds' Annual Report may be obtained without charge by contacting the Trust.

APPENDIX


STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATINGS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS

F-1+--EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS DEFINITIONS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
INDEPENDENCE ONE FIXED INCOME FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
(PORTFOLIOS OF INDEPENDENCE ONE MUTUAL FUNDS)

PROSPECTUS

Independence One Mutual Funds (the "Trust") is an open-end management investment company (a mutual fund) comprising a series of investment portfolios. This prospectus offers investors interests in the following three separate investment portfolios (collectively referred to as the "Funds" and individually as the "Fund"), each having a distinct investment objective and policies:

      Independence One U.S. Government Securities Fund;

      Independence One Fixed Income Fund; and

      Independence One Michigan Municipal Bond Fund.

MICHIGAN NATIONAL BANK PROFESSIONALLY MANAGES THE FUNDS' PORTFOLIOS. THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MICHIGAN NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY MICHIGAN NATIONAL BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.



The Funds have also filed a Statement of Additional Information, dated June 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement by calling toll-free 1-800-334-2292. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated June 30, 1997



TABLE OF CONTENTS

------------------------------------------------------------------------------


SYNOPSIS                                                                     1

------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                     3

------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                         4

------------------------------------------------------

INVESTMENT INFORMATION                                                       7

------------------------------------------------------

  Investment Objective of Each Fund                                          7
  Government Securities Fund                                                 7
  Fixed Income Fund                                                          8
  Michigan Municipal Bond Fund                                              14

PORTFOLIO INVESTMENTS AND STRATEGIES                                        18

------------------------------------------------------

  Investment Limitations                                                    19

INDEPENDENCE ONE MUTUAL FUNDS

  INFORMATION                                                               19

------------------------------------------------------

  Management of the Trust                                                   19
  Distribution of Fund Shares                                               21
  Administration of the Fund                                                21

NET ASSET VALUE                                                             21

------------------------------------------------------

INVESTING IN THE FUNDS                                                      22

------------------------------------------------------

  Share Purchases                                                           22
  Minimum Investment Required                                               22

  What Shares Cost                                                          22
  Certificates and Confirmations                                            23
  Dividends and Capital Gains                                               23
  Systematic Investment Program                                             23
  Exchanging Securities for Fund Shares                                     23

EXCHANGE PRIVILEGE                                                          24

------------------------------------------------------

REDEEMING SHARES                                                            25

------------------------------------------------------

  Systematic Withdrawal Program                                             27
  Accounts with Low Balances                                                27

SHAREHOLDER INFORMATION                                                     27

------------------------------------------------------

  Voting Rights                                                             27

EFFECT OF BANKING LAWS                                                      28

------------------------------------------------------

TAX INFORMATION                                                             28

------------------------------------------------------

  Federal Income Tax                                                        28
  Michigan Municipal Bond Fund Tax

     Considerations                                                         28

PERFORMANCE INFORMATION                                                     30

------------------------------------------------------

ADDRESSES                                                             Back Cover



------------------------------------------------------
SYNOPSIS

--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the three Funds described herein. The Funds are designed as a convenient means of accumulating interests in professionally managed portfolios.

The following three Funds are offered in this prospectus:

       Independence One U.S. Government Securities Fund ("Government Securities Fund") seeks to provide high current income. In pursuing this objective, the Government Securities Fund's portfolio will also be managed in an effort to seek total return. The Government Securities Fund invests only in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities.

       Independence One Fixed Income Fund ("Fixed Income Fund") seeks to provide total return by investing primarily in a diversified portfolio of high-grade fixed income securities.

       Independence One Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund") seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities. The municipal securities in which Michigan Municipal Bond Fund invests primarily include those issued by or on behalf of the State of Michigan and Michigan municipalities, as well as those issued by other states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes of the State of Michigan and Michigan municipalities ("Michigan Municipal Securities"). In addition, Michigan Municipal Bond Fund intends to qualify as an investment substantially exempt from the Michigan intangibles tax.

Shares of the Funds are intended to be sold as an investment vehicle for institutions, corporations, fiduciaries and individuals. For information on how to purchase shares of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in the amount of at least $100. See "Minimum Investment Required."

Fund shares are currently sold and redeemed at net asset value. Information on redeeming shares can be found under "Redeeming Shares." Shareholders can invest, reinvest, or redeem shares at any time without charge or penalty imposed by the Funds. Shareholders have access to other portfolios of the Trust through an exchange program. Information regarding the exchange privilege offered with respect to the Trust can be found under "Exchange Privilege."

Michigan National Bank is the investment adviser (the "Adviser") to the Funds and receives compensation for its services. Independence One Capital Management Corporation serves as sub-adviser to Government Securities Fund.

One or more of the Funds may make certain investments and employ certain investment techniques that involve risks, including entering into repurchase agreements, investing in when-issued securities, restricted and illiquid securities, and securities of other investment companies. These risks and those associated with investing in debt securities generally, Michigan Municipal

Securities, variable rate securities, bank instruments, short-term credit facilities, asset-backed securities, participation interests, and demand features are described under "Investment Objective of Each Fund" and "Portfolio

Investments and Strategies."



INDEPENDENCE ONE MUTUAL FUNDS
SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------

                                                                                                               MICHIGAN

                                                                           GOVERNMENT        FIXED INCOME      MUNICIPAL
                                                                         SECURITIES FUND         FUND          BOND FUND

                  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases

  (as a percentage of offering price)................................            None               None            None
Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)................................            None               None            None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..............            None               None            None
Redemption Fee (as a percentage of amount redeemed,
  if applicable).....................................................            None               None            None
Exchange Fee.........................................................            None               None            None


                   ANNUAL FUND OPERATING EXPENSES
               (As a percentage of average net assets)

Management Fees (after waiver) (1)...................................            0.25%              0.25%           0.00%
12b-1 Fees...........................................................            None               None            None
Total Other Expenses (after waiver) (2)..............................            0.33%              0.31%           0.64%
        Total Fund Operating Expenses (after waivers) (3)............            0.58%              0.56%           0.64%

 (1)The management fees for Government Securities Fund, Fixed Income Fund and Michigan Municipal Bond Fund have been reduced to reflect the anticipated voluntary waiver by the Adviser. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for Government Securities Fund is 0.70%. The maximum management fee for the Fixed Income Fund and Michigan Municipal Bond Fund is 0.75%.

 (2)Total Other Expenses for Michigan Municipal Bond Fund have been reduced to reflect the voluntary waiver of a portion of the administrative fee. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(3) The Total Fund Operating Expenses in the table above for Government Securities Fund, Fixed Income Fund and Michigan Municipal Bond Fund are based on expenses expected to be incurred during the fiscal year ending April 30, 1998, and are expected to be 1.03%, 1.06% and 1.48%, respectively, absent the voluntary waivers described in Notes 1 and 2 above. During the course of this period, expenses may be more or less than the amounts shown. The Total Fund Operating Expenses for Government Securities Fund, Fixed Income Fund and Michigan Municipal Bond Fund for the fiscal year ended April 30, 1997 were 0.57%, 0.55% and 0.70%, respectively. The Total Fund Operating Expenses for Government Securities Fund and Fixed Income Fund for the fiscal year ended April 30, 1997 were 1.02% and 1.05%, respectively, absent the voluntary waiver of the management fee. The Total Fund Operating Expenses for Michigan Municipal Bond Fund for the fiscal year ended April 30, 1997 were 1.64% absent the voluntary waivers of the management fee and administrative fee.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN
UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE
DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE
FUNDS."                         EXAMPLE You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.


                                                                                                       MICHIGAN

                                                                        GOVERNMENT     FIXED INCOME    MUNICIPAL
                                                                     SECURITIES FUND       FUND        BOND FUND

1 Year.............................................................         $6              $6            $7
3 Years............................................................        $19              $18           $20
5 Years............................................................        $32              $31           $36
10 Years...........................................................        $73              $70           $80

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report, dated June 17, 1997, on the Fund's Financial Statements for the year ended April 30, 1997, and on the following table for each of the periods presented, is included in the Funds' Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, contained in the Funds' Combined Annual Report, which may be obtained from the Fund.


                                                                               YEAR ENDED APRIL 30,

                                                                1997       1996       1995       1994       1993(A)

NET ASSET VALUE, BEGINNING OF PERIOD                          $    9.98  $    9.79  $    9.84  $   10.31   $   10.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

------------------------------------------------------------
  Net investment income                                            0.59       0.59       0.60       0.55        0.33
------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           0.01       0.19      (0.05)     (0.47)       0.31
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                                 0.60       0.78       0.55       0.08        0.64
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS

------------------------------------------------------------
  Distributions from net investment income                        (0.59)     (0.59)     (0.60)     (0.55)      (0.33)
------------------------------------------------------------
  Distributions from net realized gain on investments             (0.01)    --         --         --          --
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
  Total distributions                                             (0.60)     (0.59)     (0.60)     (0.55)      (0.33)
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                $    9.98  $    9.98  $    9.79  $    9.84   $   10.31
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                                   6.15%      7.97%      5.90%      0.66%       4.61%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

------------------------------------------------------------
  Expenses                                                         0.57%      0.40%      0.35%      0.31%       0.17%*
------------------------------------------------------------
  Net investment income                                            5.82%      5.85%      6.23%      5.32%       5.59%*
------------------------------------------------------------
  Expense waiver (c)                                               0.45%      0.66%      0.70%      0.70%       0.83%*
------------------------------------------------------------
SUPPLEMENTAL DATA

------------------------------------------------------------
  Net assets, end of period (000 omitted)

                                                                $71,883
                                                                           $72,291

                                                                                      $62,514
                                                                                                 $72,866

                                                                                                              $87,704

------------------------------------------------------------
  Portfolio turnover                                                 73%       104%        75%        20%          0%
------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from January 11, 1993 (date of initial public investment) to April 30, 1993.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about Government Securities Fund's performance is contained in the Combined Annual Report for the fiscal year ended
April 30, 1997, which can be obtained free of charge.

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report, dated June 17, 1997, on the Fund's Financial Statements for the year ended April 30, 1997, and on the following table for each of the periods presented, is included in the Funds' Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, contained in the Funds' Combined Annual Report, which may be obtained from the Fund.




                                                                                                    YEAR ENDED

                                                                                                    APRIL 30,

                                                                                                1997       1996(A)

NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    9.82   $   10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------------------------------------------------
  Net investment income                                                                            0.57        0.30
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                          (0.02)      (0.18)
--------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                 0.55        0.12
--------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS

--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                        (0.57)      (0.30)
--------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                             (0.00 (b)     --
--------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                             (0.57)      (0.30)
--------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                $    9.80   $    9.82
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (C)                                                                                   5.79%       1.15%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------------------------------------------------
  Expenses                                                                                         0.55%       0.54%*
--------------------------------------------------------------------------------------------
  Net investment income                                                                            5.83%       5.73%*
--------------------------------------------------------------------------------------------
  Expense waiver (d)                                                                               0.50%       0.61%*
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                       $70,884     $62,256
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                 23%          4 %
--------------------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

 (b) Distribution from net realized gain on investments is less than one cent per share.

 (c) Based on net asset value.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fixed Income Fund's performance is contained in the Combined Annual Report for the fiscal year ended
April 30, 1997, which can be obtained free of charge.

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. Their report, dated June 17, 1997, on the Fund's Financial Statements for the year ended April 30, 1997, and on the following table for each of the periods presented, is included in the Funds' Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, contained in the Funds' Combined Annual Report, which may be obtained from the Fund.


                                                                                                    YEAR ENDED

                                                                                                    APRIL 30,

                                                                                                1997       1996(A)

NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    9.95   $   10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------------------------------------------------
  Net investment income                                                                            0.41        0.17
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                           0.04       (0.05)
--------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                 0.45        0.12
--------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS

--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                        (0.41)      (0.17)
--------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                              0.00(b)     --
--------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                             (0.41)      (0.17)
--------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                $    9.99   $    9.95
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (C)                                                                                   4.62%       1.21%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------------------------------------------------
  Expenses                                                                                         0.70%       0.57%*
--------------------------------------------------------------------------------------------
  Net investment income                                                                            4.12%       3.83%*
--------------------------------------------------------------------------------------------
  Expense waiver (d)                                                                               0.94%       0.76%*
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                       $23,483     $25,123
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                 48%         39 %
--------------------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from November 20, 1995 (date of initial public investment) to April 30, 1996.

 (b) Distribution from net realized gain on investments is less than one cent per share.

 (c) Based on net asset value.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Michigan Municipal Bond Fund's performance is contained in the Combined Annual Report for the fiscal year ended April 30, 1997, which can be obtained free of charge.

INVESTMENT INFORMATION

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE OF EACH FUND

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Each Fund's investment limitations are discussed below under "Investment Limitations."

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this prospectus and in the Statement of Additional
Information.

GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is to seek high current income. As a matter of investment policy, the Fund's portfolio will also be managed in an effort to seek total return.

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:



       direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds;





        notes, bonds and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;




        notes, bonds and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and




        notes, bonds and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.





Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so.

These agencies and instrumentalities are supported by:



       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

As discussed above, U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. Of course, this does not mean that the Fund itself, or the value of its shares, is guaranteed. As with all debt securities, prices of U.S. government securities move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding U.S. government or other debt securities. Conversely, an increase in market interest rates results in a decline in market prices. In either case, the amount of change in market prices of U.S. government or other debt securities in response to changes in market interest rates generally depends on the duration of the securities; the securities with the highest duration will experience the greatest market price changes. As noted above, the Fund will be managed with a view toward minimizing decreases in the value of the Fund's shares. See the discussion of "Risks" under "Portfolio Investments and Strategies."

In addition, the Fund may engage in repurchase agreements and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

FIXED INCOME FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is to seek total return. Total return consists of income and capital gains. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-grade fixed income securities that, at the time of purchase, are rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are deemed to be of comparable quality to securities with such ratings, as determined by the Adviser.



In pursuing its investment objective, the Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Lehman Brothers Intermediate Government/Corporate Bond Index. The Fund presently expects to maintain an average dollar-weighted maturity of between 3 and 8 years, although securities of longer or shorter maturities may be purchased. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities.


The Adviser will use a multi-disciplined management approach which combines judgments about the interest rate environment with other active management techniques, such as emphasizing or de-emphasizing particular industry groups, in selecting the Fund's investments. Fixed income securities will be purchased for the Fund based on the Adviser's expectations regarding general market interest rate trends and the impact such trends would have on the total return of the fixed income securities. As a secondary consideration, the Adviser will attempt to reduce loss of principal relative to the fixed income markets. However, the primary consideration will be total return.

The Adviser attempts to manage the Fund's total performance, which includes both changes in principal value of the Fund's portfolio and interest income earned, to anticipate the opportunities and risks of changes in market interest rates. The Adviser does not select securities purely to maximize the current yield of the Fund. When the Adviser expects that market interest rates may decline, which would cause prices of outstanding debt obligations to rise, it generally extends the average maturity of the Fund's portfolio. When, in the Adviser's judgment, market interest rates may rise, which would cause market prices of outstanding debt obligations to decline, it generally shortens the average maturity of the Fund's portfolio. The amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations; as noted below under "Portfolio Investments and Strategies," "Risks," the debt obligations with the longest maturities will generally experience the greatest market price changes. The Adviser also attempts to improve the Fund's total return by weighing the relative value of fixed income securities issues having similar maturities in selecting portfolio securities. By actively managing the Fund's portfolio in this manner, the Adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally-managed, diversified portfolio of fixed income securities which include:

       domestic issues of corporate debt obligations, including demand master notes, rated at the time of purchase Aaa, Aa, or A by Moody's, AAA, AA, or A by S&P or by Fitch or, if unrated, of comparable quality as determined by the Adviser;

       obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as described above under "Government Securities Fund";

       asset-backed securities, including mortgage-backed securities;

       repurchase agreements collateralized by high quality, liquid investments;

       and

       money market instruments.

If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

The Fund may also borrow money, lend portfolio securities, and invest in restricted and illiquid securities, convertible securities and securities of other investment companies. The Fund may engage in repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery transactions, put and call options, futures, and options on futures. See "Portfolio Investments and Strategies."

CORPORATE DEBT OBLIGATIONS. The Fund invests in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest.

     FIXED RATE CORPORATE DEBT OBLIGATIONS. The Fund may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to the call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

     Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, may behave more like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

     FLOATING RATE CORPORATE DEBT OBLIGATIONS. The Fund may invest in floating rate corporate debt obligations. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

DEMAND MASTER NOTES. The Fund may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible securities generally retain the investment characteristics of fixed income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determination of the issuer's profits, and the issuer's management capability and practices.

ZERO COUPON CONVERTIBLE SECURITIES. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though the Fund received no cash interest until the maturity or payment date of such securities.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.



     The Fund will only invest in CMOs which, at the time of purchase, are rated AAA by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality as determined by the Adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.



     REAL ESTATE MORTGAGE INVESTMENT CONDUITS. Real estate mortgage investment conduits ("REMICs") are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.



ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities which, at the time of purchase, are rated A or higher by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of a security purchased at a market discount from its stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OTHER INVESTMENT TECHNIQUES. The Fund may purchase and sell financial futures contracts and related options. In addition, the Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives (such as futures, options, and asset-backed securities and mortgage-backed securities, including ARMs, CMOs, and REMICs), it will only do so in a manner consistent with its investment objective, policies and limitations.

MICHIGAN MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Michigan. In addition, the Fund intends to qualify as an investment substantially exempt from the Michigan Intangibles Personal Property tax ("Intangibles tax"). (Federal regular income tax does not include the individual alternative minimum tax or the federal alternative minimum tax for corporations.) The Fund is not likely to be a suitable investment for non-Michigan taxpayers or retirement plans since Michigan Municipal Securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in Michigan Municipal Securities, as previously defined.

ACCEPTABLE INVESTMENTS. The Michigan Municipal Securities in which the Fund invests include:

       obligations issued by or on behalf of the State of Michigan, its political subdivisions, or agencies;

       debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

       participation interests, as described below, in any of the above obligations,

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the Adviser, exempt from both federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates. See the discussion "Risks" under "Portfolio Investments and Strategies."

CHARACTERISTICS. The Michigan Municipal Securities which the Fund buys are high grade bonds rated, at the time of purchase, Aaa, Aa or A by Moody's, AAA, AA or A by S&P or by Fitch. In certain cases the Adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Michigan Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Adviser will determine whether participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Michigan Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

TEMPORARY INVESTMENTS. From time to time on a temporary basis, or when the Adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Michigan municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the Adviser will limit temporary investments to those rated within the high grade categories described under "Acceptable Investments--Characteristics" (if rated) or (if unrated) those which the Adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the State of Michigan or Michigan municipalities.

In addition, Michigan Municipal Bond Fund may engage in when-issued and delayed delivery transactions, restricted and illiquid securities, and securities of other investment companies. See "Portfolio Investment and Strategies."

MICHIGAN MUNICIPAL SECURITIES. Michigan Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Michigan Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Michigan Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on Michigan Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State of Michigan or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Michigan Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Michigan Municipal Securities acceptable for purchase by the Fund could be limited. Investing in Michigan Municipal Securities which meet the Fund's quality standards may not be possible if the State of Michigan or its municipalities do not maintain their current credit ratings.

The Fund may invest in Michigan Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Michigan Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Michigan Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.



The Michigan economy continues to be among the most cyclical of states, remaining heavily dependent on domestic auto production and durable goods consumption. Michigan's efforts to diversify its economy have seen success as reflected by the fact that the share of employment in the durable goods sector was 15.8% in 1996. During 1996, unemployment averaged 4.9%, below the national level of 5.4%.



Michigan's finances were hard hit during the 1990 and 1991 fiscal periods. Spending cuts and an improving state economy enabled the state to begin to restore balances in fiscal 1993. As a result of continuing surplus funds in fiscal years 1993 and 1994, Michigan's budget stabilization fund reached an historically high level of $780 million at the end of fiscal 1994 and was $1.15 billion at the end of September 1996.

A further discussion of the risks of a portfolio which invests primarily in Michigan Municipal Securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer, and (b) beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

PORTFOLIO INVESTMENTS AND STRATEGIES

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REPURCHASE AGREEMENTS. Certain of the securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high-quality, liquid securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in illiquid securities. The Fixed Income Fund and Michigan Municipal Bond Fund may invest in restricted securities. Restricted securities are any securities in which the Funds may otherwise invest pursuant to their investment objectives and policies but which are subject to restrictions on resale under federal securities laws. To the extent these securities are not determined to be liquid, the Funds will limit their purchase of these securities, together with other securities considered to be illiquid, (including repurchase agreements providing for settlement in more than seven days after notice, and, in the case of Fixed Income Fund, over-the-counter options), to 15% of their respective net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Fixed Income Fund and Michigan Municipal Bond Fund can each acquire up to 3 per centum of the total outstanding stock of other investment companies. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Funds' shares does not include a sales charge exceeding 1-1/2 percent. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Funds in shares of another investment company would be subject to such duplicate expenses.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

RISKS. As noted above in the discussion of Government Securities Fund, the market value of debt obligations (including U.S. government securities) and, therefore, the Funds' net asset values, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Adviser. The Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt securities with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent a Fund is significantly invested in debt securities with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

INVESTMENT LIMITATIONS

BORROWING MONEY. Government Securities Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

Fixed Income Fund and Michigan Municipal Bond Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Funds sell portfolio instruments for a percentage of their cash value with an agreement to buy them back on a set date) or pledge securities except, under certain circumstances, the Funds may borrow up to one-third of the value of their respective total assets and pledge securities to secure such borrowings.

DIVERSIFICATION. Fixed Income Fund will not, with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in securities of one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such securities), or acquire more than 10% of the outstanding voting securities of any one issuer.



The above investment limitations cannot be changed without shareholder approval.


INDEPENDENCE ONE MUTUAL FUNDS INFORMATION

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by Michigan National Bank, as the Funds' investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Funds.



ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.70% with respect to Government Securities Fund, and 0.75% with respect to Fixed Income Fund and Michigan Municipal Bond Fund, of each Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Funds.



ADVISER'S BACKGROUND. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly owned subsidiary of National Australia Bank Limited, which is a transnational banking organization headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC, Michigan's--fifth largest bank holding company in terms of total assets as of December 31, 1996, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.



Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets of the Funds. IOCM serves as sub-adviser for Government Securities Fund.



Michigan National Bank has managed mutual funds since May 1989. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $10.7 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.9 billion. The Trust Division has managed pools of commingled funds since 1964.

As part of its regular banking operations, Michigan National Bank may make loans to or provide credit support for obligations issued by public companies or municipalities. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of securities.

SUB-ADVISER. With respect to Government Securities Fund, under the terms of the sub-advisory contract between and among the Adviser and IOCM, IOCM will assist the Adviser in the purchase or sale of the Fund's portfolio instruments. IOCM will perform its duties at no cost to the Adviser or the Fund.

    PORTFOLIO MANAGERS. Bruce Beaumont is Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills, and has been responsible for management of Michigan Municipal Bond Fund's portfolio since November 1995. Mr. Beaumont has been primarily responsible for management of Government Securities Fund's portfolio since January 1995, previously having assisted with those duties. He joined Michigan National Bank in 1987. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.



John B. Willard is Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills, and has been responsible for management of Fixed Income Fund's portfolio since November 1995. He joined Michigan National Bank in 1986. He earned his BBA from the University of Iowa and MBA from the University of Arizona.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities

Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, such as certain legal and accounting services. Federated
Administrative Services provides these at an annual rate as specified below:


        MAXIMUM                  AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST


           .150%         on the first $250 million
           .125%         on the next $250 million
           .100%         on the next $250 million
           .075%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Funds.

NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund's net asset value per share fluctuates. It is determined in each case by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the remainder by the total number of shares outstanding.

INVESTING IN THE FUNDS

--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Funds on days on which both the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

TO PLACE AN ORDER. Investors may call toll-free 1-800-334-2292 to purchase shares of the Funds through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Funds by calling their authorized broker directly. Payments may be made either by check or wire transfer of federal funds.

Payment by wire must be received before 4:00 p.m. (Eastern time). It is the responsibility of Michigan National Bank, Independence One or broker/dealers to transmit orders to the Funds by 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For settlement of an order, payment must be received within three business days of receipt of the order by check or wire transfer. To purchase by check, the check must be included with the order and made payable to "Independence One (include name of Fund)." Checks must be converted into federal funds to be considered received.

Federal funds should be wired as follows: Federated Shareholder Services Company c/o Michigan National Bank, Farmington Hills, Michigan; Account Number: 6856238933; For Credit to: Independence One (include name of Fund); Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in each Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received. There are no sales charges imposed by the Funds.

    The net asset value is determined at the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



CERTIFICATES AND CONFIRMATIONS

Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized broker in writing.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared daily and paid monthly. Capital gains realized by the Funds, if any, will be distributed at least once every 12 months. Dividends and capital gains are automatically reinvested on payment dates in additional shares without a sales charge unless cash payments are requested by shareholders in writing to the Funds through their Michigan National Bank or Independence One representative or authorized broker. Shares purchased with reinvested dividends are credited to shareholder accounts on the following day.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

EXCHANGING SECURITIES FOR FUND SHARES

Fixed Income Fund and Michigan Municipal Bond Fund may accept securities in exchange for Fund shares. The Funds will allow such exchanges only upon the prior approval of the Funds and a determination by the Funds and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Funds, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Funds. The Funds acquire the exchanged securities for investment and not for resale.

Securities accepted by the Funds will be valued in the same manner as the Funds value their assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of each Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Funds, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

EXCHANGE PRIVILEGE

--------------------------------------------------------------------------------

All shareholders of the Funds are shareholders of the Trust, which consists of the following additional funds: Independence One Equity Plus Fund; Independence One Michigan Municipal Cash Fund; Independence One Prime Money Market Fund; and Independence One U.S. Treasury Money Market Fund. Shareholders of the Funds have access to these funds ("participating funds") through an exchange program.

With the exception of Independence One Prime Money Market Fund, the participating funds currently offer only one class of shares. If such funds should add a second class of shares, exchanges may be limited to shares of the same class of each fund. Shareholders of the Funds have access to both Class A Shares and Class B Shares of Independence One Prime Money Market Fund through the exchange program.

Shares of the Funds may be exchanged for shares of participating funds at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value at least equal to the minimum investment of the participating fund into which they are exchanging. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which the exchange is being made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by the transfer agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Fund Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Funds reserve the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling 1-800-334-2292. In addition, investors may exchange shares by calling their authorized brokers directly. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors requests this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone exchange instructions may be recorded.

Telephone exchange instructions must be received by Michigan National Bank, Independence One or an authorized broker and transmitted to the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into shares of the Funds will not receive a dividend from the Funds on the date of the exchange.

Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If such a case should occur, another method of exchange, such as "Written Exchange," should be considered.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, the transfer agent, by a Michigan National Bank or Independence One representative or authorized broker and deposited to the shareholder's account before being exchanged.

If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan
48333-9065. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

REDEEMING SHARES

--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Funds compute their net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Telephone or written requests for redemption must be received in proper form and can be made to the Funds through a Michigan National Bank or Independence One representative or authorized broker. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

BY TELEPHONE. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem shares by calling their authorized brokers directly. Redemption requests must be received and transmitted to the transfer agent before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the transfer agent. Registered broker/dealers may charge customary fees and commissions for this service. If at any time, the Funds shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

For calls received before 4:00 p.m. (Eastern time) proceeds will normally be wired the next day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

An authorization form permitting the Funds to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares by sending a written request to the Funds through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan 48333-9065. Investors redeeming through an authorized broker should mail written requests directly to their broker.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution", as defined in the Securities & Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM



Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Funds are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of the dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Funds' operation and for the election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares. As of June 9, 1997, Pierson & Co., the nominee for Michigan National Bank, may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds

EFFECT OF BANKING LAWS

--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as an investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Trust contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders of Government Securities Fund and Fixed Income Fund are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

MICHIGAN MUNICIPAL BOND FUND TAX CONSIDERATIONS

FEDERAL INCOME TAX. In general, shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on certain "private activity" bonds issued after August 7, 1986 may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. Thus, should the Fund purchase any private activity bonds, a portion of the Fund's dividends may be treated as a tax preference item.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares.

MICHIGAN TAXES. Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code of 1986, as amended, and represent (i) interest from obligations of Michigan or any of its political subdivisions or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

That portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions or, (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on such securities, will be exempt from the Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

OTHER STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from state income taxes in states other than Michigan or from personal property taxes. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time the Funds advertise their total return and yield, and, in the case of Michigan Municipal Bond Fund, tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Funds after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yields of the Funds are calculated by dividing the net investment income per share (as defined by the SEC) earned by each Fund over a thirty-day period by the offering price per share of each Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Michigan Municipal Bond Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that Michigan Municipal Bond Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by each Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.



Fixed Income Fund is the successor to the portfolio of a pooled fund managed by the Adviser. At the Fund's commencement of operations, the assets from the pooled fund were transferred to the Fund in exchange for Fund shares. The Adviser has represented that the Fund's investment objective, policies, and limitations are in all material respects identical to those of the pooled fund.





The Fund's average annual total return for the fiscal year ended April 30, 1997 was 5.79%. The Fund's cumulative total return for the period from January 3, 1995 (date of commencement of operations of the pooled fund) to April 30, 1997 was 18.45%. The average annual total return for the same period was 7.54%. The quoted performance data includes the performance of the pooled fund for periods before the Fund's registration statement became effective, as adjusted to reflect the Fund's anticipated expenses as set forth in the "Summary of Fund Expenses" section of its initial prospectus. The pooled fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the pooled fund had been registered under the 1940 Act, the performance may have been adversely affected. INDEPENDENCE ONE MUTUAL FUNDS

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER

Michigan National Bank

INVESTMENT SUB-ADVISER

  (Government Securities Fund only)
Independence One Capital Management Corporation
27777 Inkster Road

Mail Code 10-52

Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN

Michigan National Bank
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP
One Mellon Bank Center

Pittsburgh, Pennsylvania 15219
Independence One

U.S. Government Securities
  Fund

Fixed Income Fund
Michigan Municipal Bond

  Fund



(Distributed by Federated Securities Corp.)





Prospectus dated
June 30, 1997



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-------------------------------------------------------

[LOGO OF MICHIAGAN NATIONAL BANK INVESTMENT ADVISER]

[LOGO OF RECYCLED PAPER]

Cusip 453777864
Cusip 453777856
Cusip 453777807


G01285-02 (6/97)



           INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

                  INDEPENDENCE ONE FIXED INCOME FUND

             INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

             (PORTFOLIOS OF INDEPENDENCE ONE MUTUAL FUNDS)

                  STATEMENT OF ADDITIONAL INFORMATION



        This Statement of Additional Information should be read with the prospectus of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund (collectively, the "Funds" or individually, the "Fund"), portfolios of Independence One Mutual Funds (the "Trust") dated June 30, 1997. This Statement is not a prospectus. You may request a copy of the prospectus free of charge by calling 1-800-334-2292.



        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779



   Statement dated June 30, 1997

[GRAPHIC OMITTED]

        Cusip 453777807
        Cusip 453777864
        Cusip 453777856
        G01285 -03 (6/97)

--------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------

                                                                I

GENERAL INFORMATION ABOUT THE FUNDS                       1

--------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS            1
--------------------------------------------------------------------------
   Acceptable Investments                                 1
   Fixed Income Fund                                      1
   Privately Issued Mortgage-Related Securities           1
   Resets of Interest Rates                               2
   Caps and Floors                                        2
   Restricted and Illiquid Securities                     2
   Variable Rate Demand Notes                             3
   Lending of Portfolio Securities                        3
   Futures and Options Transactions                       3
   Warrants                                               6
   Michigan Municipal Bond Fund                           6
   Michigan Municipal Securities                          6
   Participation Interests                                6
   Variable Rate Municipal Securities                     6
   Municipal Leases                                       7

PORTFOLIO INVESTMENTS AND STRATEGIES                      7

--------------------------------------------------------------------------
   When-Issued and Delayed Delivery Transactions          7
   Repurchase Agreements                                  7
   Reverse Repurchase Agreements                          8
   Portfolio Turnover                                     8

INVESTMENT LIMITATIONS                                    8

--------------------------------------------------------------------------

MICHIGAN MUNICIPAL BOND FUND INVESTMENT RISK             11
--------------------------------------------------------------------------

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT                 12

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   Officers and Trustees                                 12
   Fund Ownership                                        14
   Trustees' Compensation                                14
   Trustee Liability                                     14
   Massachusetts Partnership Law                         14

INVESTMENT ADVISORY SERVICES                             14

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   Adviser and Sub-Adviser to the Funds                  14
   Advisory and Sub-Advisory Fees                        15

BROKERAGE TRANSACTIONS                                   15

--------------------------------------------------------------------------

OTHER SERVICES                                           15

--------------------------------------------------------------------------
   Trust Administration                                  15
   Custodian                                             16
   Transfer Agent and Dividend Disbursing Agent          16
   Independent Auditors                                  16

PURCHASING SHARES                                        16

--------------------------------------------------------------------------
   Conversion to Federal Funds                           16

DETERMINING NET ASSET VALUE                              16

--------------------------------------------------------------------------

DETERMINING MARKET VALUE OF SECURITIES                   16

--------------------------------------------------------------------------

EXCHANGE PRIVILEGE                                       17

REDEEMING SHARES                                         17

--------------------------------------------------------------------------
   Redemption in Kind                                    17

TAX STATUS                                               17

--------------------------------------------------------------------------
   The Funds' Tax Status                                 17
   Shareholder's Tax Status                              17
   Capital Gains                                         18

TOTAL RETURN                                             18

--------------------------------------------------------------------------

YIELD                                                    18

--------------------------------------------------------------------------

TAX-EQUIVALENT YIELD                                     19

--------------------------------------------------------------------------
   Tax-Equivalency Table                                 19

PERFORMANCE COMPARISONS                                  20

--------------------------------------------------------------------------
   Economic and Market Information                       21
   Duration                                              21

FINANCIAL STATEMENTS                                     21

--------------------------------------------------------------------------

APPENDIX                                                 22

--------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE FUNDS

--------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. This Statement of Additional Information relates only to three portfolios of securities which are as follows: Independence One U.S. Government Securities Fund ("Government Securities Fund"), Independence One Fixed Income Fund ("Fixed Income Fund") and Independence One Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund").

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

--------------------------------------------------------------------------

The prospectus discusses the objective of each Fund and the policies they employ to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

The Funds' respective investment objectives cannot be changed without approval of shareholders. Except as otherwise noted, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

Government Securities Fund invests only in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Fixed Income Fund pursues its investment objective by investing primarily in fixed income securities that, at the time of purchase, are rated A or higher by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service ("Fitch") or, if unrated, are of comparable quality to securities with such ratings as determined by the Fund's investment adviser.

Michigan Municipal Bond Fund invests primarily in a portfolio of municipal securities, which are exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities ("Michigan Municipal Securities"). These securities include those issued by or on behalf of the State of Michigan and Michigan municipalities, as well as those issued by other states, territories, and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities.

FIXED INCOME FUND

         Fixed Income Fund may invest in money market instruments such as:

         o instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;

         o commercial paper rated, at the time of purchase, A-1 or better by S&P, Prime-1 or better by Moody's, or F-1 or better by Fitch or, if unrated, are of comparable quality as determined by the Fund's investment adviser;

         o time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund, which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; or

         o  bankers' acceptances.

         PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

         Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.

         RESETS OF INTEREST RATES

         The interest rates paid on certain mortgage-backed securities in which Fixed Income Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the six-month Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

         To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. However, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.

         CAPS AND FLOORS

         The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which Fixed Income Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

         The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

         RESTRICTED AND ILLIQUID SECURITIES

         The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
         Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A (the "Rule") under the Securities Act of 1933. The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:



         o  the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

         VARIABLE RATE DEMAND NOTES

         Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

         LENDING OF PORTFOLIO SECURITIES

         The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan. In circumstances where the Fund does not, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         FUTURES AND OPTIONS TRANSACTIONS

         As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts for portfolio securities, and writing call options on futures contracts. The Fund also may write covered call options on portfolio securities to attempt to increase its current income.



         The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of the Fund's portfolio securities as well as the investment adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. Daily limits on the fluctuation of futures and options prices could cause the Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, the Fund may be unable to anticipate the extent of its losses from futures transactions.



         The Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on a nationally-recognized exchange which provides a secondary market for options of the same series. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

         FUTURES CONTRACTS. The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund will not engage in futures transactions for speculative purposes.

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

         For example, in the fixed income securities market, prices generally move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates typically means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

         "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund, but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         The Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Connected with this, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.

         PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase listed put options on financial futures contracts. The Fund would use these options solely to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in rates.

         Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. In addition to purchasing put options on futures, the Fund may write listed call options on financial futures contracts or over-the-counter call options on future contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill causing the value of the Fund's call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the realized decrease in value of the hedged securities.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio, plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio.

         WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Fund may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The call options which the Fund writes must be listed on a recognized options exchange. Writing of call options by the Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.

         OVER-THE-COUNTER OPTIONS. The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.



         RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contact and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

         It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

         To minimize risks, the Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contacts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

         WARRANTS

         The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

MICHIGAN MUNICIPAL BOND FUND

         MICHIGAN MUNICIPAL SECURITIES

         The Michigan Municipal Securities in which Michigan Municipal Bond Fund invests have the characteristics set forth in the prospectus.

         Examples of Michigan Municipal Securities are:

         o  municipal notes and municipal commercial paper;

         o  serial bonds sold with differing maturity dates;

         o tax anticipation notes sold to finance working capital needs of municipalities;

         o bond anticipation notes sold prior to the issuance of longer-term bonds;

         o  pre-refunded municipal bonds; and

         o general obligation bonds secured by a municipality pledge of taxation.

         PARTICIPATION INTERESTS

         The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

         VARIABLE RATE MUNICIPAL SECURITIES

         Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

         The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         MUNICIPAL LEASES

         The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

         In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

         o  whether the lease can be terminated by the lessee;

         o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

         o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

         o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

         o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

PORTFOLIO INVESTMENTS AND STRATEGIES


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

REPURCHASE AGREEMENTS



The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Funds' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.



From time to time, such as when suitable Michigan municipal bonds are not available, Michigan Municipal Bond Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Michigan municipal bonds and thereby reduce the Fund's yield. Michigan Municipal Bond Fund will use repurchase agreements only as temporary investments during times of unusual market conditions for defensive purposes and to maintain liquidity.

REVERSE REPURCHASE AGREEMENTS

Fixed Income Fund and Michigan Municipal Bond Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

PORTFOLIO TURNOVER



The Funds may trade or dispose of portfolio securities as considered necessary to meet their respective investment objectives. For the fiscal years ended April 30, 1997 and 1996, Government Securities Fund's portfolio turnover rates were 73% and 104%, respectively. For the fiscal year ended April 30, 1997 and for the period from October 23, 1995 (date of initial public investment) through April 30, 1996, Fixed Income Fund's portfolio turnover rates were 23% and 4%, respectively. For the fiscal year ended April 30, 1997 and for the period from November 20, 1995 (date of initial public investment) through April 30, 1996, Michigan Municipal Bond Fund's portfolio turnover rates were 48% and 39%, respectively.



INVESTMENT LIMITATIONS


      SELLING SHORT AND BUYING ON MARGIN

         The Funds will not sell any securities short or purchase any securities on margin but may obtain such short- term credits as may be necessary for clearance of transactions. With respect to Fixed Income Fund, the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

         Government Securities Fund will not issue senior securities except that it may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         Government Securities Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of total assets are outstanding.

         Fixed Income Fund and Michigan Municipal Bond Fund will not issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed.

         Fixed Income Fund and Michigan Municipal Bond Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Fixed Income Fund and Michigan Municipal Bond Fund will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

      CONCENTRATION OF INVESTMENTS

         Government Securities Fund will not concentrate in any one industry.

         Fixed Income Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

         Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

      UNDERWRITING

         Government Securities Fund and Michigan Municipal Bond Fund will not underwrite any issue of securities except as either Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

         Fixed Income Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objective, policies, and limitations.

      LENDING CASH OR SECURITIES

         Government Securities Fund will not lend any of its assets. (This shall not prevent the purchase or holding of U.S.
         Treasury securities, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.)

         Fixed Income Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objectives, policies, and limitations.

         Michigan Municipal Bond Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.

      PLEDGING ASSETS

         Fixed Income Fund and Michigan Municipal Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. With respect to Fixed Income Fund, for purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

      INVESTING IN REAL ESTATE

         Fixed Income Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         Michigan Municipal Bond Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.

      INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS

         Fixed Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

         Michigan Municipal Bond Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

      DIVERSIFICATION OF INVESTMENTS

         With respect to 75% of the value of its assets, Fixed Income Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      PLEDGING ASSETS

         Government Securities Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

      INVESTING IN ILLIQUID SECURITIES

         Government Securities Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including repurchase agreements providing for settlement more than seven days after notice.

         Fixed Income Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

         Michigan Municipal Bond Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



         Fixed Income Fund and Michigan Municipal Bond Fund can each acquire up to 3 per centum of the total outstanding stock of other investment companies. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of each Fund's shares does not include a sales charge exceeding 1 1/2 percent. With respect to Fixed Income Fund, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets, nor are they applicable with respect to securities of investment companies that have been exempted from registration under the Investment Company Act of 1940. With respect to Michigan Municipal Bond Fund, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.



      INVESTING IN RESTRICTED SECURITIES

         Fixed Income Fund and Michigan Municipal Bond Fund will not invest more than 10% of the value of their respective total assets in securities subject to restrictions on resale under the federal securities laws except, with respect to Fixed Income Fund, for certain restricted securities which meet the criteria for liquidity as established by the Trustees.



      INVESTING IN PUT OPTIONS

         Fixed Income Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

      WRITING COVERED CALL OPTIONS

         Fixed Income Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      INVESTING IN WARRANTS

         Fixed Income Fund will not invest more than 5% of its assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

      PURCHASING SECURITIES TO EXERCISE CONTROL

         Fixed Income Fund will not purchase securities of a company for purpose of exercising control or management.

      DEALING IN PUTS AND CALLS

         Michigan Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Funds did not borrow money, pledge securities or invest in repurchase agreements in excess of 5% of the value of Fund net assets during the last fiscal period and have no present intent to do so during the coming fiscal year.

For purposes of the Funds' policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

MICHIGAN MUNICIPAL BOND FUND INVESTMENT RISKS




Michigan's economy continues to be among the most cyclical of states, remaining heavily dependent on domestic auto production and durable goods consumption. However, the State's efforts over the last several decades to diversify its economy have seen success as reflected by the fact that the share of employment in the durable goods sector has fallen from 33.1% in 1960 to 17.9% in 1990. It improved further to 15.8% in 1996. The motor vehicle industry, which is an important component in the State's economy, has reduced its share of employment to 6.1% of total employment in 1996, compared with 10.8% in 1979. Durable goods manufacturing still represents a sizable portion of the State's economy, and as a result, any substantial national economic downturn is likely to have an adverse effect on the State's economy, and on the State's revenues.

During 1996, unemployment in the State average 4.9%, below the national level of 5.4%. The economic recovery from the early 1990s recession has proved hearty in Michigan as employment levels have reached an all-time high, attracting more workers into the labor force. The State's forecast is for its unemployment rate to average 4.5% in 1997, continuing the recent trend since 1994 of Michigan's unemployment rate being below the national average compared to the 27 year history of having higher unemployment. Personal income, grew 4.2% in 1996, compared to a 5.4% growth for the country as a whole.



On August 19, 1993, the Governor of Michigan signed into law Act 145, Public Acts of Michigan, 1993 ("Act 145") a measure which significantly impacted financing of primary and secondary school operations and which has resulted in additional property tax and school finance reform legislation. Michigan's school finance reform shifts the responsibility of funding schools away from the local district and their real property tax bases to the state and an earmarked portion of sales taxes. Moreover, the state government is also subject to a revenue raising cap which is tied to the annual state personal income growth. The margin between existing revenue and the constitutional cap is greatly narrowed now that the state absorbs the costs of funding the local schools. Over the long term the cap may reduce the state's flexibility to deal with adverse financial developments.

Concerning Michigan's fiscal policy, the state has proven that it can maintain a balanced budget, low debt levels and high reserves. While the state's Budget Stabilization Fund ("Rainy Day Fund") was drawn down substantially during the fiscal years 1990-1992 in order to meet budget needs of the state during fiscal stress, spending restraint and an improved economy enabled the state to begin to restore balances in fiscal 1993. By the end of fiscal 1994, the balances in the Rainy Day Fund were $780 million and was $1.15 billion as of September 30, 1996. This makes Michigan's Rainy Day Fund one of the highest in the nation.



While Michigan's economy is in good standing now because of conservative budgeting practices and the improved economy, the enduring effectiveness of the state's financial management will continue to be tested by economic cycles.

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT


OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National
Corporation, Federated Investors, Federated Securities Corp.,
Federated Administrative Services, and Federated Services Company.

Robert E. Baker
4327 Stoneleigh Road
Bloomfield Hills, MI
Birthdate:  May 6, 1930

Trustee

Retired; formerly, Vice Chairman, Chrysler Financial Corporation.



Harold Berry
Berry Enterprises
290 Franklin Center

29100 Northwestern Highway

Southfield, MI

Birthdate:  September 17, 1925

Trustee

Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; Chairman, Berry, Ziegelman & Company.

Clarence G. Frame+
W-875 First Bank Building
332 Minnesota Street

St. Paul, MN

Birthdate:  July 26, 1918

Trustee

Director, Milwaukee Land Company; formerly, Vice Chairman, First Bank System, Inc., and President, The First National Bank of St. Paul, a subsidiary of First Bank System, Inc.

Harry J. Nederlander+
231 S. Old Woodward, Suite 219

Birmingham, MI
Birthdate:  September 5, 1917

Trustee

Chairman, Nederlander Enterprises.

Thomas S. Wilson
Two Championship Drive
Auburn Hills, MI
Birthdate:  October 8, 1949

Trustee

President and Executive Administrator of the Detroit Pistons;
President and CEO, Palace Sports and Entertainment.



Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930

President and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of some of the Funds distributed by Federated Securities Corp.

Jeffrey W. Sterling
Federated Investors Tower

Pittsburgh, PA
Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of various Funds distributed by Federated Securities Corp.

Jay S. Neuman
Federated Investors Tower

Pittsburgh, PA
Birthdate:  April 22, 1950

Secretary

Corporate Counsel, Federated Investors.

+ Members of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

FUND OWNERSHIP



Officers and Trustees own less than 1% of the outstanding shares of the Fund. The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following Funds as of June 9, 1997: Pierson & Co., nominee for Michigan National Bank, acting in various capacities for numerous accounts was the shareholder of record of 6,512,727 shares (89.75%) of Government Securities Fund, 7,187,001 shares (100%) of Fixed Income Fund and 2,368,484 shares (98.81%) of Michigan Municipal Bond Fund.

TRUSTEES' COMPENSATION

                                        AGGREGATE

NAME ,                                  COMPENSATION
POSITION WITH                           FROM
THE TRUST                               THE TRUST*


Robert E. Baker                         $10,250
Trustee

Harold Berry                            $10,250
Trustee

Clarence G. Frame                       $10,250
Trustee

Harry J. Nederlander                    $ 9,050
Trustee

Thomas S. Wilson                        $10,250
Trustee


*Information is furnished for the fiscal year ended April 30, 1997. The Trust is the only Investment Company in the Fund Complex. The aggregate compensation is provided for the Trust which is comprised of seven portfolios.



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument which the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

INVESTMENT ADVISORY SERVICES


ADVISER AND SUB-ADVISER TO THE FUNDS

The Funds' investment adviser is Michigan National Bank (the
"Adviser"). Government Securities Fund's sub-adviser is Independence One Capital Management Corporation (the "Sub-Adviser").

The Adviser and Sub-Adviser shall not be liable to the Trust, the Funds, or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY AND SUB-ADVISORY FEES



For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended April 30, 1997, 1996, and 1995, the Adviser earned fees from Government Securities Fund of $509,098, $481,848, and $458,170, of which $327,278, $394,602, and $458,170, respectively, was voluntarily waived because of undertakings to limit Government Securities Fund's expenses. For the fiscal year ended April 30, 1997 and for the period from October 23, 1995 (date of initial public investment) to April 30, 1996, the Adviser earned fees from Fixed Income Fund of $500,293 and $212,343, of which $333,528 and $141,562, respectively, was voluntarily waived because of undertakings to limit Fixed Income Fund's expenses. For the fiscal year ended April 30, 1997 and for the period from November 20, 1995 (date of initial public investment) to April 30, 1996, the Adviser earned fees from Michigan Municipal Bond Fund of $182,176 and $86,756, of which $182,176 and $57,837, respectively, was voluntarily waived because of undertakings to limit Michigan Municipal Bond Fund's expenses.



The Sub-Adviser will perform its duties at no cost to the Adviser or Government Securities Fund.



BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds

OTHER SERVICES


TRUST ADMINISTRATION



Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal years ended April 30, 1997, 1996, and 1995, Government Securities Fund incurred administrative services costs of $79,408, $81,663, and $84,660, respectively, of which $0, $57,395, and $0 were voluntarily waived because of undertakings to limit Fund expenses. For the fiscal year ended April 30, 1997 and for the period from October 23, 1995 (date of initial public investment) to April 30, 1996, Fixed Income Fund incurred administrative services costs of $72,776 and $31,636, of which $0 and $30,644, respectively, was voluntarily waived because of undertakings to limit Fund expenses. For the fiscal year ended April 30, 1997 and for the period from November 20, 1995 (date of initial public investment) to April 30, 1996, Michigan Municipal Bond Fund incurred administrative costs of $50,000 and $12,868, of which $44,944 and $12,468, respectively, was voluntarily waived because of undertakings to limit Fund expenses.

CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Funds. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the custodian an annual fee based upon the average daily net assets of each Fund and which is payable monthly. The custodian will also charge transaction fees and out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Boston, Massachusetts, through its subsidiary Federated Shareholder Services Company, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Funds are KPMG Peat Marwick LLP,
Pittsburgh, Pennsylvania.

PURCHASING SHARES


Shares are sold at their net asset value without a sales charge on days when both the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedures for purchasing shares of the Funds are explained in the prospectus under "Investing in the Funds."

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Michigan National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE


Net asset value generally changes each day. The days on which net asset value is calculated by the Funds are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES


Market values of the Funds' portfolio securities are determined as follows:

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost;

         o for equity securities, according to the last sale price on a national securities exchange, if applicable;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o  for unlisted equity securities, latest bid prices; or

         o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect:
institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts and options at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.

EXCHANGE PRIVILEGE


Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Instructions for exchanges may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege."

REDEEMING SHARES


The Funds redeem shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

REDEMPTION IN KIND

Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Funds' portfolios. To satisfy registration requirements in a particular state, redemption in kind will be made (for any shareholder requesting redemption) in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Funds reserve the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable
Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

TAX STATUS


THE FUNDS' TAX STATUS

The Funds intend to pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

To qualify for this treatment, a Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, Fixed Income Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

SHAREHOLDER'S TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations. These dividends and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Capital gains or losses may be realized by Michigan Municipal Bond Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Fund shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

TOTAL RETURN

------------------------------


Government Securities Fund's average annual total return for the one-year period ended April 30, 1997 and for the period from January 11, 1993 (date of initial public investment) to April 30, 1997 were 5.86% and 6.15%, respectively.

Fixed Income Fund's average annual total return for the one-year period ended April 30, 1997 was 5.79%. The Fund's cumulative total return for the period from January 3, 1995 (date of commencement of operations of the common trust fund) to April 30, 1997 was 18.45%. The average annual total return for the same period was 7.54%. The quoted performance data includes the performance of the common trust fund for periods before the Fund's registration statement became effective, as adjusted to reflect the Fund's anticipated expenses as set forth in the "Summary of Fund Expenses" section of the prospectus. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

Michigan Municipal Bond Fund's average annual total return for the one-year period ended April 30, 1997 and for the period from November 20, 1995 (date of initial public investment) to April 30, 1997 were 4.03% and 4.62%, respectively.



The average annual total return for shares of the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

YIELD




The thirty-day yields for the period ended April 30, 1997 for Government Securities Fund, Fixed Income Fund and Michigan Municipal Bond Fund were 6.14%, 6.09%, and 4.38%, respectively.



The yields for the Funds are determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Funds over a thirty-day period by the maximum offering price per share of the Funds on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Funds because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with investments in the Funds, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD


The tax-equivalent yield of Michigan Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specified tax rate and assuming that income is 100% tax-exempt.



Michigan Municipal Bond Fund's tax-equivalent yield for the thirty-day period ended April 30, 1997, was 6.48%, assuming a combined federal and state income effective tax rate of 32.40%.

TAX-EQUIVALENCY TABLE

Michigan Municipal Bond Fund may use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is free from the state income tax imposed by the state of Michigan. As the table indicates, a "tax-exempt" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                   TAXABLE YIELD EQUIVALENT FOR 1997

                                                        STATE OF MICHIGAN

                                            COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                     19.40%        32.40%             35.40%       40.40%              44.00%



        JOINT            $1-      $41,201-           $99,601-     $151,751-         OVER

        RETURN       41,200        99,600             151,750      271,050        $271,050

        SINGLE           $1-      $24,651-           $59,751-     $124,651-         OVER

        RETURN       24,650        59,750             124,650      271,050        $271,050


--------------------------------------------------------------------------------------------------------------
TAX-EXEMPT

YIELD                                TAXABLE YIELD EQUIVALENT

--------------------------------------------------------------------------------------------------------------
           1.50%     1.86%          2.22%             2.32%       2.52%           2.68%

           2.00%     2.48%          2.96%             3.10%       3.36%           3.57%

           2.50%     3.10%          3.70%             3.87%       4.19%           4.46%

           3.00%     3.72%          4.44%             4.64%       5.03%           5.36%

           3.50%     4.34%          5.18%             5.42%       5.87%           6.25%

           4.00%     4.96%          5.92%             6.19%       6.71%           7.14%

           4.50%     5.58%          6.66%             6.97%       7.55%           8.04%

           5.00%     6.20%          7.40%             7.74%       8.39%           8.93%

           5.50%     6.82%          8.14%             8.51%       9.23%           9.82%

           6.00%     7.44%          8.88%             9.29%      10.07%          10.71%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. * Some portion of Michigan Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local taxes. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Michigan Municipal Bond Fund.

PERFORMANCE COMPARISONS


The Funds' performance depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in the Funds' expenses; and

         o  various other factors.

The Funds' performance fluctuates on a daily basis largely because net earnings and maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:



         O LIPPER ANALYTICAL SERVICES, INC. (ALL FUNDS) ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its ranking from its respective Lipper category in advertising and sales literature.



         O MORNINGSTAR, INC. (ALL FUNDS), an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



         o LEHMAN BROTHERS GOVERNMENT BOND INDEX (GOVERNMENT SECURITIES FUND) is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government.

            LEHMAN BROTHERS GOVERNMENT/CORPORATE
            (TOTAL) INDEX (GOVERNMENT SECURITIES FUND) is comprised of approximately 5,000 issues which include:
            non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years.
            Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

         o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX (FIXED INCOME FUND) is an unmanaged index comprised of all the bonds issued by the U.S. Government its agencies and instrumentalities and corporations with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

         o LEHMAN BROTHERS SEVEN YEAR STATE GENERAL OBLIGATION BOND INDEX (MICHIGAN MUNICIPAL BOND INDEX) is an index of general obligation bonds rated Baa or better with 6-8 years to maturity.



Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.



DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows or a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When the Government Securities Fund and Fixed Income Fund invest in mortgage pass-through securities, the duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds.

FINANCIAL STATEMENTS




The Financial Statements for the fiscal year ended April 30, 1997 are incorporated herein by reference to the Annual Reports of the Funds dated April 30, 1997 (File Nos. 33-26516 and 811-5752). A copy of the Funds' Annual Reports may be obtained without charge by contacting the Trust.

APPENDIX


STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATINGS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS

F-1+--EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS DEFINITIONS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

INDEPENDENCE ONE EQUITY PLUS FUND
(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)

PROSPECTUS

The shares of Independence One Equity Plus Fund (the "Fund") offered by this prospectus represent interests in the Fund which is a diversified portfolio and one of a series of investment portfolios in Independence One Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). Michigan National Bank professionally manages the Fund's portfolio.

The investment objective of the Fund is total return. The Fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's 100 Composite Stock Price Index (the "S&P 100") by investing primarily in the common stocks comprising the S&P
100. The Fund is neither affiliated with nor sponsored by Standard & Poor's ("S&P").

Shares of the Fund are intended to be sold as an investment vehicle for institutions, corporations, fiduciaries and individuals. Shareholders can invest, reinvest, or redeem shares at any time without charge or penalty imposed by the Fund. Shareholders have access to other portfolios of the Trust through an exchange program.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MICHIGAN NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY MICHIGAN NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated June 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement free of charge by calling toll-free 1-800-334-2292. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated June 30, 1997



TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------

GENERAL INFORMATION                                                            3

------------------------------------------------------

INVESTMENT INFORMATION                                                         3

------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Acceptable Investments                                                       4
  Equity Investment Considerations                                             7
  Derivative Contracts and Securities                                          7
  Investment Limitation                                                        7

INDEPENDENCE ONE MUTUAL FUND

  INFORMATION                                                                  7

------------------------------------------------------

  Management of the Trust                                                      7
  Distribution of Fund Shares                                                  9
  Fund Administration                                                          9
  Brokerage Transactions                                                       9

NET ASSET VALUE                                                               10

------------------------------------------------------

INVESTING IN THE FUND                                                         10

------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
  Certificates and Confirmations                                              11
  Dividends and Capital Gains                                                 11
  Systematic Investment Program                                               11

EXCHANGING SECURITIES FOR FUND SHARES                                         11

------------------------------------------------------

EXCHANGE PRIVILEGE                                                            12

------------------------------------------------------

REDEEMING FUND SHARES                                                         13

------------------------------------------------------

  Systematic Withdrawal Program                                               15
  Accounts with Low Balances                                                  15

SHAREHOLDER INFORMATION                                                       16

------------------------------------------------------

  Voting Rights                                                               16

EFFECT OF BANKING LAWS                                                        16

------------------------------------------------------

TAX INFORMATION                                                               17

------------------------------------------------------

  Federal Income Tax                                                          17

PERFORMANCE INFORMATION                                                       17

------------------------------------------------------

STANDARD & POOR'S                                                             17

------------------------------------------------------

FINANCIAL STATEMENTS                                                          19

------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT                                                  32

------------------------------------------------------

ADDRESSES                                                             Back Cover

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................       None
Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase

  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None


                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)


Management Fee (after waiver)(1).........................................................................       0.25%
12b-1 Fees...............................................................................................       None
Total Other Expenses (after waiver)(2)...................................................................       0.19%

     Total Fund Operating Expenses (after waivers)(3)....................................................       0.44%

(1) The management fee was reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

 (2)Total Other Expenses have been reduced to reflect the voluntary waiver of a portion of the administrative fee. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(3) The Total Fund Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending April 30, 1998, and are expected to be 0.63%, absent the voluntary waivers described in Notes 1 and 2 above. During the course of this period, expenses may be more or less than the amount shown. The Total Fund Operating Expenses for the fiscal year ended April 30, 1997 were 0.40%, and would have been 0.64% absent the voluntary waivers of portions of the management fee and administrative fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                                                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS

You would pay the following expenses on a $1,000 investment assuming (1) 5%

annual return and (2) redemption at the end of each time period............     $5         $14        $25        $55

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 32.


                                                                                           YEAR ENDED APRIL 30,

                                                                                             1997      1996(A)

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $   11.39  $   10.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------------------------------------------------------
  Net investment income                                                                         0.21       0.11
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                        2.70       1.38
-----------------------------------------------------------------------------------------  ---------  ---------
Total from investment operations                                                                2.91       1.49
-----------------------------------------------------------------------------------------  ---------  ---------
LESS DISTRIBUTIONS

-----------------------------------------------------------------------------------------
  Distributions from net investment income                                                     (0.21)     (0.10)
-----------------------------------------------------------------------------------------
  Distributions from net realized gain on invesments                                           (0.05)        --
-----------------------------------------------------------------------------------------  ---------  ---------
Total distributions                                                                            (0.26)     (0.10)
-----------------------------------------------------------------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                             $   14.04  $   11.39
-----------------------------------------------------------------------------------------  ---------  ---------
TOTAL RETURN (B)                                                                               26.00%     14.96%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------------------------------------------------------
  Expenses                                                                                      0.40%      0.39%*
-----------------------------------------------------------------------------------------
  Net investment income                                                                         1.74%      1.92%*
-----------------------------------------------------------------------------------------
  Expense waiver (c)                                                                            0.24%      0.31%*
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                   $169,328   $112,609
-----------------------------------------------------------------------------------------
  Average commission rate paid (d)                                                           $0.0350    $0.0345
-----------------------------------------------------------------------------------------
  Portfolio turnover                                                                               8%         6%
-----------------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about Equity Plus Fund's performance is contained in the Annual Report for the fiscal year ended April 30, 1997, which can be obtained free of charge.

GENERAL INFORMATION

--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Trust's portfolio known as Independence One Equity Plus Fund. As of the date of this prospectus, the Fund does not offer separate classes of shares.

Shares of the Fund are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally-managed, diversified portfolio investing substantially in the common stocks of companies with very large market capitalization. A minimum initial investment of $1,000 is required. Subsequent investments must be in the amount of at least $100.

INVESTMENT INFORMATION

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is total return. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund will pursue its investment objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100 by investing primarily in the stocks comprising the S&P 100. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

The S&P 100 is a capitalization-weighted index of 100 stocks from a broad range of industries. It provides a measure of overall large company performance because it comprises 100 blue chip stocks from diverse industry groups. Stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include market value, capitalization, trading activity and liquidity, and soundness of financial and operating conditions. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value for the S&P 100 is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions. Inclusion of a particular stock in the S&P 100 in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund.

Under normal circumstances, at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100. With respect to this 80% investment level, the Fund will attempt to achieve a high degree of correlation between the performance of its portfolio and that of the S&P 100. In managing this portion of the Fund's assets, Michigan National Bank (the "Adviser") and Sosnoff Sheridan Group (the "Sub-Adviser") (collectively, the "Advisers") will utilize a technique called index fund management which entails the use of a computer program to track the S&P 100 on a daily basis. The Advisers will purchase and sell securities from the Fund's portfolio as necessary to continually and accurately duplicate the composition of the S&P 100, as appropriate, as it changes over time. The Advisers will continually assess the validity of the adjustments made to the Fund's portfolio.

With respect to the remaining 20% of the Fund's assets, the Advisers will normally select common stocks that are included in the S&P 100, the weightings of which may or may not be identical to that of the S&P
100. These weightings will be determined by the Advisers in an effort to exceed the total return performance of the S&P 100. Several criteria are considered in selecting those stocks that, in the Advisers' opinion, are likely to have above-average performance. These criteria include: (1) projections by securities analysts of the stock's earnings and dividend growth; (2) growth potential, as measured by reinvestment of a high portion of a company's current earnings; (3) improving earnings outlook, as determined based upon surveys of Wall Street securities analysts; (4) technical measures, such as rising trading volume indicating an increasing investor interest in a stock; and (5) dividend yield, with preference being given to high-yield stocks and stocks of companies which pay no dividends and retain their earnings to finance growth.

The Fund's ability to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100 will depend partly on the size and timing of cash flows into and out of the Fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Fund's portfolio to the S&P 100, with respect to the 80% investment level described above, to the maximum practicable extent. With respect to the reciprocal 20% investment level described above, changes will be made to accommodate cash flows, as appropriate. From time to time, adjustments may be made in the Fund because of changes in the composition of the S&P 100 as announced by S&P. It is anticipated that these adjustments will occur infrequently, and therefore, the accompanying costs, including brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. Portfolio turnover is also expected to be lower than for most other investment companies. The adverse financial situation of an issuer may not directly result in the elimination of its securities from the portfolio, unless the securities are removed from the S&P 100. The Fund reserves the right to remove an investment from the Fund if, in the Advisers' opinion, the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

ACCEPTABLE INVESTMENTS

In addition to the investment policies described above, the Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund will only enter into stock index futures contracts for the purpose of offsetting risks from other positions.

The Fund may hold cash reserves which may be invested in temporary investments which include, but are not limited to, short-term money market instruments, U.S. government securities (including variable rate U.S. government securities), and repurchase agreements. The Fund may also invest in restricted and illiquid securities, securities of other investment companies, and lend portfolio securities.

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.

These contracts and options will serve three purposes. First, the contracts, some of which require a small margin, will allow the Fund to maintain sufficient liquidity to meet redemption requests, thereby handling cash flows into and out of the Fund. In addition, the contracts will increase the level of Fund assets that may be devoted to attempting to approximate the investment return of the S&P 100. Third, participation in futures contracts could potentially reduce transaction costs, since transaction costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

     RISKS. There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

     The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of the Fund's portfolio securities as well as the Adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures and options prices could cause the Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, the Fund may be unable to anticipate the extent of its losses from futures transactions. The Statement of Additional Information includes a further discussion of futures and options transactions.

     In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, the Fund has claimed an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

TEMPORARY INVESTMENTS. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash and cash items including: short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

The Fund may also hold the instruments described above in such amounts as necessary: to provide funds for the settlement of portfolio transactions; pending investment of cash receipts in the ordinary course of business; and to meet requests for redemption of Fund shares.

     U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to, the following:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

     REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

EQUITY INVESTMENT CONSIDERATIONS

As described above, the Fund invests primarily in the common stocks comprising the S&P 100. As with other mutual funds that invest primarily in common stocks, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stocks prices generally decrease.

DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.

INVESTMENT LIMITATION

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

INDEPENDENCE ONE MUTUAL FUNDS INFORMATION

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

    INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Michigan National Bank, as the Fund's investment adviser subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.



     ADVISORY FEES. The Adviser may receive an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Fund.





     ADVISER'S BACKGROUND. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1996, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $10.7 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.9 billion.



     Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

     As part of its regular banking operations, Michigan National Bank may make loans to or provide credit support for obligations issued by public companies or municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of securities.

     Sharon Dischinger is Second Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio since its inception. Ms. Dischinger joined Michigan National Bank in 1990 and is currently the head equity trader. She is also a General Securities Representative. Prior to Michigan National Bank, Ms. Dischinger was the head equity trader at Morison Asset Management.

    SUB-ADVISER. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation (doing business as Sosnoff Sheridan Group), the Sub-Adviser furnishes certain investment advisory services to the Adviser, including investment research, statistical and other factual information, and recommendations, based on its analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement, the Sub-Adviser is entitled to receive an annual fee of 0.035% of the average daily value of the Fund's equity securities payable by the Adviser. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser. The Sub-Adviser, located at 440 South LaSalle Street, Suite 2301, Chicago, Illinois, 60605, is a corporation controlled by Thomas Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. In the event that the Sub-Adviser, for any reason, ceases to furnish sub-advisory services to the Fund, the Adviser will assume direct responsibility for all advisory functions.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities

Corp. is a subsidiary of Federated Investors.

FUND ADMINISTRATION

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as certain legal and accounting services. Federated
Administrative Services provides these at an annual rate as specified below:


        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE               NET ASSETS OF THE TRUST


         .150%           on the first $250 million
         .125%           on the next $250 million
         .100%           on the next $250 million
         .075%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the remainder by the total number of shares outstanding.

INVESTING IN THE FUND

--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Fund on days on which both the New York Stock Exchange and Federal Reserve Wire System are open for business. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Fund by calling their authorized broker directly. Payments may be made either by check or wire transfer of federal funds.

Payment by wire must be received before 4:00 p.m. (Eastern time). It is the responsibility of Michigan National Bank, Independence One or broker/dealers to transmit orders to the Fund by 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For settlement of an order, payment must be received by check or wire transfer within three business days of receipt of the order. To purchase by check, the check must be included with the order and made payable to "Independence One Equity Plus Fund." Checks must be converted into federal funds to be considered received.

Federal funds should be wired as follows: Federated Shareholder
Services Company c/o Michigan National Bank, Farmington Hills,
Michigan; Account Number: 6856238933; For Credit to: Independence One Equity Plus Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.



The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized broker in writing.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains are automatically reinvested on payment dates in additional shares without a sales charge unless cash payments are requested by shareholders in writing to the Fund through their Michigan National Bank or Independence One representative or authorized broker. Shares purchased with reinvested dividends are credited to shareholder accounts on the following day.

SYSTEMATIC INVESTMENT PROGRAM



Once the Fund account has been opened, shareholder may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

EXCHANGING SECURITIES FOR FUND SHARES

--------------------------------------------------------------------------------

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

EXCHANGE PRIVILEGE

--------------------------------------------------------------------------------

All shareholders of the Fund are shareholders of the Trust, which consists of the Fund, Independence One Fixed Income Fund, Independence One Michigan Municipal Bond Fund, Independence One U.S. Government Securities Fund and the following money market funds: Independence One Michigan Municipal Cash Fund; Independence One Prime Money Market Fund; and Independence One U.S. Treasury Money Market Fund. Shareholders of the Fund have access to these funds ("participating funds") through an exchange program.

With the exception of Independence One Prime Money Market Fund, the participating funds currently offer only one class of shares. If such funds should add a second class of shares, exchanges may be limited to shares of the same class of each fund. Shareholders of the Fund have access to both Class A Shares and Class B Shares of Independence One Prime Money Market Fund through the exchange program.

Shares of the Fund may be exchanged for shares of participating funds at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value at least equal to the minimum investment of the participating fund into which they are exchanging. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which the exchange is being made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by the transfer agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Fund Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling 1-800-334-2292. In addition, investors may exchange shares by calling their authorized brokers directly. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.



An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone exchange instructions may be recorded.



Telephone exchange instructions must be received by Michigan National Bank, Independence One or an authorized broker and transmitted to the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange into a fund will not receive a dividend from the Fund on the date of the exchange.

Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Michigan National Bank or Independence One representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan 48333-9065.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, the transfer agent, by a Michigan National Bank or Independence One representative or authorized broker and deposited to the shareholder's account before being exchanged.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan
48333-9065. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

REDEEMING FUND SHARES

--------------------------------------------------------------------------------

Shares are redeemed at their next determined net asset value after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Telephone or written requests for redemption must be received in proper form and can be made to the Fund through a Michigan National Bank or Independence One representative or authorized broker. Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

BY TELEPHONE. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem shares by calling their authorized brokers directly. Redemption requests must be received and transmitted to the transfer agent before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the transfer agent. Registered broker/dealers may charge customary fees and commissions for this service. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

For calls received before 4:00 p.m. (Eastern time) proceeds will normally be wired the next day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or authorized broker. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares by sending a written request to the Fund through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-30, Farmington Hills, Michigan 48333-9065. Investors redeeming through an authorized broker should mail written requests directly to their broker.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution", as defined in the Securities & Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM



Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of June 9, 1997, Pierson & Co., the nominee for Michigan National Bank may for certain purposes be deemed to control the Equity Plus Fund because it is owner of record of certain shares of the Fund.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS

--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as an investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of its counsel, that they may perform those services for the Trust contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

STANDARD & POOR'S

--------------------------------------------------------------------------------

"Standard & Poor's", "S&P", and "S&P 100" are trademarks of the
McGraw-Hill Companies, Inc. and have been licensed for use by Michigan National Bank. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Standard & Poor's 100 Index ("S&P 100 Index") to track general stock market performance. S&P's only relationship to Michigan National Bank (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 100 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--96.3%

-------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE--3.0%

              -----------------------------------------------------------------------------------
      22,226  Boeing Co.                                                                           $    2,192,039
              -----------------------------------------------------------------------------------
       3,954  General Dynamics Corp.                                                                      281,723
              -----------------------------------------------------------------------------------
      14,795  Raytheon Co.                                                                                645,432
              -----------------------------------------------------------------------------------
      13,725  Rockwell International Corp.                                                                912,713
              -----------------------------------------------------------------------------------
      14,719  United Technologies Corp.                                                                 1,113,124
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,145,031

              -----------------------------------------------------------------------------------  --------------
              AUTOMOTIVE--3.9%

              -----------------------------------------------------------------------------------
      44,038  Chrysler Corp.                                                                            1,321,140
              -----------------------------------------------------------------------------------
      75,083  Ford Motor Co.                                                                            2,609,134
              -----------------------------------------------------------------------------------
      47,385  General Motors Corp.                                                                      2,742,407
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,672,681

              -----------------------------------------------------------------------------------  --------------
              BANKING--2.2%

              -----------------------------------------------------------------------------------
      22,256  BankAmerica Corp.                                                                         2,601,170
              -----------------------------------------------------------------------------------
      19,776  First Chicago NBD Corp.                                                                   1,112,400
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,713,570

              -----------------------------------------------------------------------------------  --------------
              CAPITAL GOODS--1.4%

              -----------------------------------------------------------------------------------
       9,289  Homestake Mining Co.                                                                        123,079
              -----------------------------------------------------------------------------------
      26,200  Minnesota Mining & Manufacturing Co.                                                      2,279,400
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,402,479

              -----------------------------------------------------------------------------------  --------------
              CHEMICALS--4.0%

              -----------------------------------------------------------------------------------
      15,390  Dow Chemical Co.                                                                          1,306,226
              -----------------------------------------------------------------------------------
      35,288  Du Pont (E.I.) de Nemours & Co.                                                           3,744,939
              -----------------------------------------------------------------------------------
       4,636  Mallinckrodt, Inc.                                                                          168,635
              -----------------------------------------------------------------------------------
      36,471  Monsanto Co.                                                                              1,559,135
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,778,935

              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------

              COMMERCIAL--1.2%

              -----------------------------------------------------------------------------------
      34,436  Ameritech Corp.                                                                      $    2,104,900
              -----------------------------------------------------------------------------------  --------------
              COMPUTERS--7.5%

              -----------------------------------------------------------------------------------
       4,321  (a)Ceridian Corp.                                                                           144,213
              -----------------------------------------------------------------------------------
      40,768  (a)Cisco Systems, Inc.                                                                    2,109,744
              -----------------------------------------------------------------------------------
       4,794  (a)Computer Sciences Corp.                                                                  299,625
              -----------------------------------------------------------------------------------
      62,899  Hewlett-Packard Co.                                                                       3,302,198
              -----------------------------------------------------------------------------------
      32,101  International Business Machines Corp.                                                     5,160,236
              -----------------------------------------------------------------------------------
      41,941  (a)Oracle Corp.                                                                           1,667,155
              -----------------------------------------------------------------------------------
      11,073  (a)Unisys Corp.                                                                              66,438
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,749,609

              -----------------------------------------------------------------------------------  --------------
              CONSUMER--1.2%

              -----------------------------------------------------------------------------------
      29,702  American Express Co.                                                                      1,956,619
              -----------------------------------------------------------------------------------  --------------
              COSMETICS & PERSONAL CARE--0.5%

              -----------------------------------------------------------------------------------
       8,327  Avon Products, Inc.                                                                         513,151
              -----------------------------------------------------------------------------------
       6,842  International Flavors & Fragrances, Inc.                                                    288,219
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       801,370

              -----------------------------------------------------------------------------------  --------------
              ELECTRIC--0.7%

              -----------------------------------------------------------------------------------
      14,625  Entergy Corp.                                                                               341,859
              -----------------------------------------------------------------------------------
      42,667  Southern Co.                                                                                869,340
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,211,199

              -----------------------------------------------------------------------------------  --------------
              ELECTRICAL EQUIPMENT--7.3%

              -----------------------------------------------------------------------------------
       5,909  Black & Decker Corp.                                                                        197,951
              -----------------------------------------------------------------------------------
       9,959  (a)Digital Equipment Corp.                                                                  297,525
              -----------------------------------------------------------------------------------
     102,119  General Electric Co.                                                                     11,322,444
              -----------------------------------------------------------------------------------
       7,862  Honeywell, Inc.                                                                             555,254
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,373,174

              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------

              ELECTRONICS--5.8%

              -----------------------------------------------------------------------------------
      13,907  AMP, Inc.                                                                            $      498,914
              -----------------------------------------------------------------------------------
      50,898  Intel Corp.                                                                               7,793,756
              -----------------------------------------------------------------------------------
       8,746  (a)National Semiconductor Corp.                                                             218,650
              -----------------------------------------------------------------------------------
       2,849  Polaroid Corp.                                                                              138,177
              -----------------------------------------------------------------------------------
       2,069  Tektronix, Inc.                                                                             111,985
              -----------------------------------------------------------------------------------
      11,935  Texas Instruments, Inc.                                                                   1,065,199
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,826,681

              -----------------------------------------------------------------------------------  --------------
              ENTERTAINMENT--2.1%

              -----------------------------------------------------------------------------------
      42,316  Disney (Walt) Co.                                                                         3,469,912
              -----------------------------------------------------------------------------------
       6,517  (a)Harrah's Entertainment, Inc.                                                             104,272
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,574,184

              -----------------------------------------------------------------------------------  --------------
              FINANCIAL SERVICES--2.7%

              -----------------------------------------------------------------------------------
      28,726  Citicorp                                                                                  3,235,266
              -----------------------------------------------------------------------------------
       8,632  Great Western Financial Corp.                                                               362,544
              -----------------------------------------------------------------------------------
      10,215  Merrill Lynch & Co., Inc.                                                                   972,979
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,570,789

              -----------------------------------------------------------------------------------  --------------
              FOOD & BEVERAGE--10.1%

              -----------------------------------------------------------------------------------
     154,327  Coca-Cola Co.                                                                             9,819,055
              -----------------------------------------------------------------------------------
      23,081  Heinz (H.J.) Co.                                                                            957,862
              -----------------------------------------------------------------------------------
      43,733  McDonald's Corp.                                                                          2,345,182
              -----------------------------------------------------------------------------------
      97,377  PepsiCo, Inc.                                                                             3,396,023
              -----------------------------------------------------------------------------------
       6,664  Ralston Purina Co.                                                                          548,947
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    17,067,069

              -----------------------------------------------------------------------------------  --------------
              FOREST PRODUCTS & PAPER--1.0%

              -----------------------------------------------------------------------------------
       3,070  Boise Cascade Corp.                                                                         102,077
              -----------------------------------------------------------------------------------
       6,052  Champion International Corp.                                                                281,418
              -----------------------------------------------------------------------------------
      19,011  International Paper Co.                                                                     803,215
              -----------------------------------------------------------------------------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              FOREST PRODUCTS & PAPER--CONTINUED

              -----------------------------------------------------------------------------------
      12,430  Weyerhaeuser Co.                                                                     $      568,673
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,755,383

              -----------------------------------------------------------------------------------  --------------
              HOMEBUILDERS--0.2%

              -----------------------------------------------------------------------------------
       5,260  Fluor Corp.                                                                                 289,300
              -----------------------------------------------------------------------------------  --------------
              HOUSEHOLD PRODUCTS--0.6%

              -----------------------------------------------------------------------------------
       9,207  Colgate-Palmolive Co.                                                                     1,021,977
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--3.3%

              -----------------------------------------------------------------------------------
      12,747  American General Corp.                                                                      556,088
              -----------------------------------------------------------------------------------
      29,431  American International Group, Inc.                                                        3,781,883
              -----------------------------------------------------------------------------------
       4,663  CIGNA Corp.                                                                                 701,199
              -----------------------------------------------------------------------------------
       7,362  ITT Hartford Group, Inc.                                                                    548,469
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,587,639

              -----------------------------------------------------------------------------------  --------------
              MANUFACTURING--1.2%

              -----------------------------------------------------------------------------------
      10,926  Allegheny Teledyne, Inc.                                                                    290,905
              -----------------------------------------------------------------------------------
      20,888  Eastman Kodak Co.                                                                         1,744,148
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,035,053

              -----------------------------------------------------------------------------------  --------------
              MEDICAL SUPPLIES--1.4%

              -----------------------------------------------------------------------------------
      17,108  Baxter International, Inc.                                                                  819,045
              -----------------------------------------------------------------------------------
      42,079  Columbia/HCA Healthcare Corp.                                                             1,472,765
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,291,810

              -----------------------------------------------------------------------------------  --------------
              METALS & MINING--0.5%

              -----------------------------------------------------------------------------------
      10,869  Aluminum Co. of America                                                                     759,471
              -----------------------------------------------------------------------------------  --------------
              OFFICE EQUIPMENT--0.9%

              -----------------------------------------------------------------------------------
       2,445  Harris Corp.                                                                                209,048
              -----------------------------------------------------------------------------------
      20,344  Xerox Corp.                                                                               1,251,156
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,460,204

              -----------------------------------------------------------------------------------  --------------
              OIL--11.7%

              -----------------------------------------------------------------------------------
      31,168  Amoco Corp.                                                                               2,606,424
              -----------------------------------------------------------------------------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              OIL--CONTINUED

              -----------------------------------------------------------------------------------
      10,097  Atlantic Richfield Co.                                                               $    1,374,454
              -----------------------------------------------------------------------------------
       9,021  Baker Hughes, Inc.                                                                          311,224
              -----------------------------------------------------------------------------------
       6,597  Coastal Corp.                                                                               313,357
              -----------------------------------------------------------------------------------
     155,672  Exxon Corp.                                                                               8,814,927
              -----------------------------------------------------------------------------------
       7,848  Halliburton Co.                                                                             554,265
              -----------------------------------------------------------------------------------
      24,694  Mobil Corp.                                                                               3,210,220
              -----------------------------------------------------------------------------------
      20,832  Occidental Petroleum Corp.                                                                  460,908
              -----------------------------------------------------------------------------------
      15,276  Schlumberger Ltd.                                                                         1,691,817
              -----------------------------------------------------------------------------------
       9,737  Williams Cos., Inc. (The)                                                                   427,211
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    19,764,807

              -----------------------------------------------------------------------------------  --------------
              PHARMACEUTICALS--10.0%

              -----------------------------------------------------------------------------------
      62,780  Bristol-Myers Squibb Co.                                                                  4,112,090
              -----------------------------------------------------------------------------------
      83,473  Johnson & Johnson                                                                         5,112,721
              -----------------------------------------------------------------------------------
      74,768  Merck & Co., Inc.                                                                         6,766,504
              -----------------------------------------------------------------------------------
      31,848  Pharmacia & Upjohn, Inc.                                                                    943,497
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    16,934,812

              -----------------------------------------------------------------------------------  --------------
              RECREATION--0.1%

              -----------------------------------------------------------------------------------
       6,169  Brunswick Corp.                                                                             174,274
              -----------------------------------------------------------------------------------  --------------
              RETAIL--4.4%

              -----------------------------------------------------------------------------------
      30,677  (a)KMart Corp.                                                                              417,974
              -----------------------------------------------------------------------------------
      17,168  Limited, Inc.                                                                               311,170
              -----------------------------------------------------------------------------------
      15,351  May Department Stores Co.                                                                   709,984
              -----------------------------------------------------------------------------------
      24,541  Sears, Roebuck & Co.                                                                      1,177,968
              -----------------------------------------------------------------------------------
       3,691  Tandy Corp.                                                                                 193,316
              -----------------------------------------------------------------------------------
      18,384  (a)Toys R Us, Inc.                                                                          523,944
              -----------------------------------------------------------------------------------
     145,284  Wal-Mart Stores, Inc.                                                                     4,104,273
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,438,629

              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


   SHARES                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
              STEEL--0.0%

              -----------------------------------------------------------------------------------
       7,071  (a)Bethlehem Steel Corp.                                                             $       58,336
              -----------------------------------------------------------------------------------  --------------
              TELECOMMUNICATIONS--5.6%

              -----------------------------------------------------------------------------------
     102,622  AT&T Corp.                                                                                3,437,837
              -----------------------------------------------------------------------------------
      27,440  Bell Atlantic Corp.                                                                       1,859,060
              -----------------------------------------------------------------------------------
      42,930  MCI Communications Corp.                                                                  1,636,706
              -----------------------------------------------------------------------------------
      27,579  NYNEX Corp.                                                                               1,427,213
              -----------------------------------------------------------------------------------
      16,196  Northern Telecom Ltd.                                                                     1,176,235
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,537,051

              -----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--1.3%

              -----------------------------------------------------------------------------------
       9,587  Burlington Northern Santa Fe                                                                754,976
              -----------------------------------------------------------------------------------
       4,585  Delta Air Lines, Inc.                                                                       422,393
              -----------------------------------------------------------------------------------
       7,150  (a)Federal Express Corp.                                                                    385,206
              -----------------------------------------------------------------------------------
       7,841  Norfolk Southern Corp.                                                                      704,710
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,267,285

              -----------------------------------------------------------------------------------  --------------
              UTILITIES-ELECTRIC--0.5%

              -----------------------------------------------------------------------------------
      11,749  American Electric Power Co., Inc.                                                           475,835
              -----------------------------------------------------------------------------------
      13,658  Unicom Corp.                                                                                297,062
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       772,897

              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $114,119,504)                                      163,097,218
              -----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------


 PRINCIPAL

   AMOUNT                                                                                              VALUE

------------  -----------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENT--3.2%

-------------------------------------------------------------------------------------------------
$  5,407,000  First Chicago Capital Markets, Inc., 5.42%, dated 4/30/1997, due
              5/1/1997 (AT AMORTIZED COST)                                                         $    5,407,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $119,526,504)(C)                                  $  168,504,218
              -----------------------------------------------------------------------------------  --------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 (c) The cost of investments for federal tax purposes amounts to $119,584,156. The net unrealized appreciation of investments on a federal tax basis amounts to $48,920,062 which is comprised of $50,425,265 appreciation and $1,505,203 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets

($169,328,223) at
      April 30, 1997.

(See Notes which are an integral part of the Financial Statements) INDEPENDENCE ONE EQUITY PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

-------------------------------------------------------------------------------------------------
Total investments in securities, at value

(identified cost $119,526,504, and tax cost $119,584,156)                                          $  168,504,218
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         214,563

-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                              2,643,174

-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          14,980

-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     171,376,935

-------------------------------------------------------------------------------------------------
LIABILITIES:

-----------------------------------------------------------------------------------
Payable for shares redeemed                                                          $  2,032,158
-----------------------------------------------------------------------------------
Accrued expenses                                                                           16,554

-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                  2,048,712

-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 12,060,154 shares outstanding                                                       $  169,328,223
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:

-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  118,473,226
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             48,977,714

-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                            1,729,963
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       147,320

-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  169,328,223
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

$169,328,223 / 12,060,154 shares outstanding                                                       $        14.04
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME:

---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   2,919,790
---------------------------------------------------------------------------------------------------
Interest                                                                                                   219,655

---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        3,139,445

---------------------------------------------------------------------------------------------------
EXPENSES:

--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $   588,469
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   160,370

--------------------------------------------------------------------------------------
Custodian fees                                                                               46,720

--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     32,771
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     3,000

--------------------------------------------------------------------------------------
Auditing fees                                                                                12,643

--------------------------------------------------------------------------------------
Legal fees                                                                                    1,407

--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    48,989

--------------------------------------------------------------------------------------
Share registration costs                                                                     24,714

--------------------------------------------------------------------------------------
Printing and postage                                                                          8,390

--------------------------------------------------------------------------------------
Insurance premiums                                                                            2,846

--------------------------------------------------------------------------------------
Miscellaneous                                                                                 4,179

--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         934,498

--------------------------------------------------------------------------------------
Waivers--

-------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $(262,493)

-------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                          (88,264)
-------------------------------------------------------------------------  -----------
     Total waivers                                                                         (350,757)

--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     583,741

---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                     2,555,704

---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         1,757,572

---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    31,063,371
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                    32,820,943
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  35,376,647
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                        YEAR ENDED APRIL 30,

                                                                                   ------------------------------
                                                                                        1997           1996*
---------------------------------------------------------------------------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

---------------------------------------------------------------------------------
OPERATIONS--

---------------------------------------------------------------------------------
Net investment income                                                              $    2,555,704  $    1,003,299
---------------------------------------------------------------------------------
Net realized gain on investments ($1,787,648 and $593,968 net gains,

respectively, as computed for federal tax purposes)                                     1,757,572         566,391
---------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  31,063,371      17,914,343
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                    35,376,647      19,484,033
---------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--

---------------------------------------------------------------------------------
Distributions from net investment income                                               (2,489,618)       (922,065)
---------------------------------------------------------------------------------
Distributions from net realized gains                                                    (594,000)       --
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from distributions to shareholders                 (3,083,618)       (922,065)
---------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--

---------------------------------------------------------------------------------
Proceeds from sale of shares                                                           50,948,693      98,945,293
---------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions

declared                                                                                1,995,104           6,353
---------------------------------------------------------------------------------
Cost of shares redeemed                                                               (28,517,581)     (4,904,636)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                            24,426,216      94,047,010
---------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                         56,719,245     112,608,978
---------------------------------------------------------------------------------
NET ASSETS:

---------------------------------------------------------------------------------
Beginning of period                                                                   112,608,978        --
---------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $147,320 and

$81,234, respectively)                                                             $  169,328,223  $  112,608,978
---------------------------------------------------------------------------------  --------------  --------------

* For the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements) INDEPENDENCE ONE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                                          YEAR ENDED APRIL 30,


                                                                                        -------------------------


                                                                                           1997        1996(A)

--------------------------------------------------------------------------------------  -----------  ------------
Shares sold                                                                               4,175,707    10,346,964

--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          164,811           571
--------------------------------------------------------------------------------------
Shares redeemed                                                                          (2,168,967)     (458,932)
--------------------------------------------------------------------------------------  -----------  ------------
     Net change resulting from share transactions                                         2,171,551     9,888,603
--------------------------------------------------------------------------------------  -----------  ------------

(a) For the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the

INDEPENDENCE ONE EQUITY PLUS FUND

--------------------------------------------------------------------------------
     Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to 0.035% of the average daily value of the Fund's equity securities. Sosnoff Sheridan Corporation may voluntarily choose to reduce its compensation.

     ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $23,382 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended April 30, 1997, the Fund paid $2,728 pursuant to this agreement.

     GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:


PURCHASES                                                                                            $  33,660,128

---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  11,994,940
---------------------------------------------------------------------------------------------------  -------------





REPORT OF KPMG PEAT MARWICK LLP,
INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders

INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Independence One Equity Plus Fund (a portfolio within Independence One Mutual Funds) as of April 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights, which is presented on page 2 of this prospectus, for the year or period from September 25, 1995 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Equity Plus Fund as of April 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.

                         KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
June 17, 1997



INDEPENDENCE ONE
MUTUAL FUNDS

INDEPENDENCE ONE
EQUITY PLUS FUND

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER

Michigan National Bank
27777 Inkster Road

Mail Code 10-52

Farmington Hills, Michigan 48333-9065

SUB-ADVISER

Sosnoff Sheridan Corporation
440 South LaSalle Street

Suite 2301
Chicago, Illinois 60605

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN

Michigan National Bank
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

Federated Shareholder
Services Company

P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP
One Mellon Bank Center

Pittsburgh, Pennsylvania 15219

Independence One(R)
Equity Plus Fund

Distributed by Federated Securities Corp.



Prospectus dated
June 30, 1997



-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------

[LOGO OF MICHIGAN NATIONAL BANK INVESTMENT ADVISOR]

[LOGO OF RECYCLED PAPER]


Cusip 453777872
G00979-08 (6/97)



                   INDEPENDENCE ONE EQUITY PLUS FUND

            (A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)

                  STATEMENT OF ADDITIONAL INFORMATION



        This Statement of Additional Information should be read with the prospectus of Independence One Equity Plus Fund (the "Fund"), a portfolio of Independence One Mutual Funds (the "Trust") dated June 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus free of charge by calling 1-800-334-2292.



        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

                      Statement dated June 30, 1997

[GRAPHIC OMITTED]

        Cusip 453777872
        G01198 -01 (6/97)


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                                                                I

GENERAL INFORMATION ABOUT THE FUND                        1

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INVESTMENT OBJECTIVE AND POLICIES                         1

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   Types of Investments                                   1
   Portfolio Turnover                                     3
   Investment Limitations                                 3

INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT                  6

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   Officers and Trustees                                  6
   Fund Ownership                                         7
   Trustees' Compensation                                 8
   Trustee Liability                                      8
   Massachusetts Partnership Law                          8

INVESTMENT ADVISORY SERVICES                              8

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   Adviser to the Fund                                    8
   Advisory Fees                                          9
   Sub-Adviser to the Fund                                9
   Sub-Advisory Fees                                      9

BROKERAGE TRANSACTIONS                                    9

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OTHER SERVICES                                            9

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   Trust Administration                                   9
   Custodian                                              9
   Transfer Agent and Dividend Disbursing Agent          10
   Independent Auditors                                  10



PURCHASING SHARES                                        10

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   Conversion to Federal Funds                           10

DETERMINING NET ASSET VALUE                              10

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DETERMINING MARKET VALUE OF SECURITIES                   10

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REDEEMING SHARES                                         10

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   Redemption in Kind                                    10

TAX STATUS                                               11

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   The Fund's Tax Status                                 11
   Shareholders' Tax Status                              11
   Capital Gains                                         11

TOTAL RETURN                                             11

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YIELD                                                    12

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PERFORMANCE COMPARISONS                                  12

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   Economic and Market Information                       13




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GENERAL INFORMATION ABOUT THE FUND

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The Fund is a portfolio in Independence One Mutual Funds (the
"Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989.

INVESTMENT OBJECTIVE AND POLICIES

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The Fund's investment objective is total return. This investment objective cannot be changed without the approval of shareholders.

TYPES OF INVESTMENTS



In addition to the common stocks described in the prospectus, the Fund may also invest in temporary investments which include, but are not limited to, short-term money market instruments and U.S. government obligations, and securities in such proportions as, in the judgment of the Fund's investment adviser, prevailing market conditions warrant. The following discussion supplements the description of the Fund's investment policies in the prospectus. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.



      U.S. GOVERNMENT OBLIGATIONS

         The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury
         (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o  the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

      VARIABLE RATE U.S. GOVERNMENT SECURITIES

         In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

         Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

         The Fund may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.


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      MONEY MARKET INSTRUMENTS

         The Fund may invest in the following money market instruments:

         o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC");

         o commercial paper issued by domestic or foreign corporations rated A-1 by Standard & Poor's Ratings Group ("S&P") Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc. or, if unrated, of comparable quality as determined by the Fund's investment adviser;

         o time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF") or in institutions whose accounts are insured by the Savings Association Insurance Fund, which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; or

         o  bankers' acceptances.

      REPURCHASE AGREEMENTS



         The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.



      STOCK INDEX FUTURES AND OPTIONS

         The Fund may utilize stock index futures contracts, options, and options on futures contracts as discussed in the prospectus.

         A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.

         A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.


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         The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Writing of call options is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.

         The Fund may only: (1) buy listed put options on stock indices; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

      REVERSE REPURCHASE AGREEMENTS

         The Fund also may enter into reverse repurchase agreements under certain circumstances. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

      LENDING OF PORTFOLIO SECURITIES



         In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Fund's investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.



         There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

         The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan. In circumstances where the Fund does not, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

PORTFOLIO TURNOVER



The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) to April 30, 1996, the Fund's portfolio turnover rates were 8% and 6%, respectively.



INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


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      ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

      PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For the purpose of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities.

      INVESTING IN REAL ESTATE

         The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

 INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS

         The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

      UNDERWRITING

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      DIVERSIFICATION OF INVESTMENTS

         With respect to securities comprising 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the voting securities of any one issuer.

      CONCENTRATION OF INVESTMENTS

         The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

      LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


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      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



         The Fund can acquire up to 3% of the total outstanding stock of other investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1-1/2 percent. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.



      INVESTING IN RESTRICTED SECURITIES

         The Fund will not invest more than 5% of its total assets in securities subject to restrictions on resale under the federal securities laws, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

      INVESTING IN ILLIQUID SECURITIES

         The Fund will not invest more than 15% of the value of its net assets in illiquid obligations including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain securities not determined by the Trustees to be liquid, and non-negotiable fixed income time deposits with maturities over seven days.



      INVESTING IN PUT OPTIONS

         The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

      WRITING COVERED CALL OPTIONS

         The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      INVESTING IN WARRANTS

         The Fund will not invest more than 5% of its assets in warrants. No more than 2% of the Fund's net assets , to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

      PURCHASING SECURITIES TO EXERCISE CONTROL

         The Fund will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the current year.




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INDEPENDENCE ONE MUTUAL FUNDS MANAGEMENT


OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National
Corporation, Federated Investors, Federated Securities Corp.,
Federated Administrative Services, and Federated Services Company.

Robert E. Baker
4327 Stoneleigh Road
Bloomfield Hills, MI
Birthdate:  May 6, 1930

Trustee

Retired; formerly, Vice Chairman, Chrysler Financial Corporation.



Harold Berry
Berry Enterprises
290 Franklin Center

29100 Northwestern Highway

Southfield, MI

Birthdate:  September 17, 1925

Trustee

Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; Chairman, Berry, Ziegelman & Company.

Clarence G. Frame+
W-875 First Bank Building
332 Minnesota Street

St. Paul, MN

Birthdate:  July 26, 1918

Trustee

Director, Milwaukee Land Company; formerly, Vice Chairman, First Bank System, Inc., and President, The First National Bank of St. Paul, a subsidiary of First Bank System, Inc.

Harry J. Nederlander+
231 S. Old Woodward, Suite 219

Birmingham, MI
Birthdate:  September 5, 1917

Trustee

Chairman, Nederlander Enterprises.


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Thomas S. Wilson
Two Championship Drive
Auburn Hills, MI
Birthdate:  October 8, 1949

Trustee

President and Executive Administrator of the Detroit Pistons;
President and CEO, Palace Sports and Entertainment.



Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930

President and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of some of the Funds distributed by Federated Securities Corp.

Jeffrey W. Sterling
Federated Investors Tower

Pittsburgh, PA
Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of various Funds distributed by Federated Securities Corp.

Jay S. Neuman
Federated Investors Tower

Pittsburgh, PA
Birthdate:  April 22, 1950

Secretary

Corporate Counsel, Federated Investors.

+ Members of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

FUND OWNERSHIP



Officers and Trustees own less than 1% of the outstanding shares of the Fund. The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the Equity Plus Fund as of June 9, 1997: Pierson & Co., the nominee for Michigan National Bank, acting in various capacities for numerous accounts, owned, of record, approximately 11,597,672 shares (97.18%).


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TRUSTEES' COMPENSATION


                                        AGGREGATE

NAME ,                                  COMPENSATION
POSITION WITH                           FROM
THE TRUST                               THE TRUST*


Robert E. Baker                         $10,250
Trustee

Harold Berry                            $10,250
Trustee

Clarence G. Frame                       $10,250
Trustee

Harry J. Nederlander                    $ 9,050
Trustee

Thomas S. Wilson                        $10,250
Trustee


*Information is furnished for the fiscal year ended April 30, 1997. The Trust is the only Investment Company in the Fund Complex. The aggregate compensation is provided for the Trust which is comprised of seven portfolios.



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

INVESTMENT ADVISORY SERVICES


ADVISER TO THE FUND

The Fund's investment adviser is Michigan National Bank (the "Adviser").

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.


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ADVISORY FEES



For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) through April 30, 1996, the Adviser earned $588,469 and $208,897, of which $262,493 and $104,448, respectively, were voluntarily waived.



SUB-ADVISER TO THE FUND

The Fund's sub-adviser is Sosnoff Sheridan Corporation (doing business as Sosnoff Sheridan Group)(the "Sub-Adviser").

SUB-ADVISORY FEES

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.



For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) through April 30, 1996, the Sub-Adviser earned $50,260 and $19,633, respectively, none of which was voluntarily waived.

BROKERAGE TRANSACTIONS


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended April 30, 1997 and for the period from September 25, 1995 (date of initial public investment) to April 30, 1996, the Fund paid $26,727 and $13,382, respectively, in brokerage commissions on brokerage transactions.



Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

OTHER SERVICES


TRUST ADMINISTRATION



Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal year ended April 30, 1997 and for the period from September 25 1995 (date of initial public investment) to April 30, 1996, the administrator earned $160,370 and $58,574, of which $88,264 and $57,628, respectively, were voluntarily waived.



CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the custodian an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The custodian will also charge transaction fees and out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Boston, Massachusetts, through its subsidiary Federated Shareholder Services Company, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Fund is KPMG Peat Marwick LLP,
Pittsburgh, Pennsylvania.

PURCHASING SHARES


Shares are sold at their net asset value without a sales charge on days when both the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Michigan National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE


Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES


The market values of the Fund's portfolio securities are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if applicable;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o  for unlisted equity securities, latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect:
institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts and options at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES


The Fund redeems shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Fund Shares."

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made (for any shareholder requesting redemption) in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

TAX STATUS


THE FUND'S TAX STATUS

The Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

TOTAL RETURN




The average annual total returns for the Fund for the 1-year period ended April 30, 1997 and the period from September 25, 1995 (date of initial public investment) through April 30, 1997 were 26.00% and 26.09%, respectively.



The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.

YIELD




The Fund's yield for the thirty-day period ended April 30, 1997 was 1.50%.



The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS


The Fund's performance depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in the Fund's expenses; and

         o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS AND STANDARD & POOR'S 100 INDEX, a composite indices of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund
            Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.



PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

(a) Financial Statements: (1-4,6,7)Incorporated by reference into the Annual Report of the Trust dated
         April 30, 1996 (File Nos. 33-26516 and 811-5752)

                           (5) Filed in Part A.

(b)      Exhibits:

          (1)     Conformed Copy of Declaration of Trust of the Registrant; (1.)

                    (i) Conformed Copy of Amendment No. 1 to the Declaration of Trust dated January 9, 1989; (2.)

                   (ii) Conformed Copy of Amendment No. 2 to the Declaration of Trust dated January 9, 1989; (2.)

                  (iii) Conformed Copy of Amendment No. 3 to the Declaration of Trust dated January 9, 1989; (4.)

                   (iv) Conformed Copy of Amendment No. 4 to the Declaration of Trust. dated April 8, 1991; (6.)

                    (v) Conformed Copy of Amendment No. 5 to the Declaration of Trust. dated September 26, 1991;

                           (6.)

                   (vi) Conformed Copy of Amendment No. 6 to the Declaration of Trust. dated December 9, 1991;

                           (10.)

                  (vii) Conformed Copy of Amendment No. 8 to the Declaration of Trust, dated December 6, 1994;

                           (10.)

              (viii)       Conformed Copy of Certification dated
                           December 6, 1994; (10.)

                  (ix) Conformed Copy of Amendment No. 9 to the Declaration of Trust dated May 4, 1995; (12.)
--
+All exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989.
         (File Nos. 33-26516 and 811-5752)

 4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990.
         (File Nos. 33-26516 and 811-5752)

 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992.
         (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995.
         (File Nos. 33-26516 and 811-5752)


12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995.
         (File Nos. 33-26516 and 811-5752)

(2)     Copy of By-Laws of the Registrant; (1.)
(3)     Not applicable;

(4)      (i)     Copy of Specimen Certificate for Shares of Beneficial Interest
                 of Independence One U.S. Government Securities Fund; (7.)

        (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One Equity Plus Fund, Independence One Fixed Income Fund, and Independence One Michigan
                 Municipal Bond Fund; (14.)

        (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One U.S. Treasury Money Market Fund; (2.)

         (iv)    Copy of Specimen
                 Certificates for Shares
                 of Beneficial Interest of
                 Independence One Michigan
                 Municipal Cash Fund and
                 Independence One Prime
                 Money Market Fund-Class A
                 Shares and Class B
                 Shares; (16.)

(5) Conformed copy of Investment Advisory Contract of the Registrant as amended; (8.)

          (i) Conformed copy of Investment Sub-Advisory Contract for Independence One U.S. Government Securities Fund; (8.)

         (ii)    Conformed copy of Exhibit
                 G to the Present
                 Investment Advisory
                 Contract of the
                 Registrant to add
                 Independence One Fixed
                 Income Fund to the
                 Present Investment
                 Advisory Contract of the
                 Registrant; (14.)

        (iii) Conformed copy of Exhibit H to the Present Investment Advisory Contract of the Registrant to add Independence One Michigan Municipal Bond Fund to the Present Investment Advisory

                 Contract of the Registrant; (14.)

         (iv)    Conformed copy of Exhibit
                 I to the Present
                 Investment Advisory
                 Contract of the
                 Registrant to add
                 Independence One Equity
                 Plus Fund to the Present
                 Investment Advisory
                 Contract of the
                 Registrant; (14.)

          (v) Conformed copy of Investment Sub-Advisory Agreement for Independence One Equity Plus Fund; (14.)

--------------------
+All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992.
         (File Nos. 33-26516 and 811-5752)

 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993.
         (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995.
         (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996.
         (File Nos. 33-26516 and 811-5752)

 (6) Conformed Copy of Distributor's Contract of Registrant through and including Exhibit C; (16.)

       (i)    Conformed Copy of Exhibit D to the Distributor's Contract; (10.)

      (ii)    Conformed Copy of Exhibit E to the Distributor's Contract; (10.)

     (iii)    Conformed copy of Exhibit F to the Distributor's Contract; (13.)

      (iv)    Conformed copy of Exhibit G to the Distributor's Contract; (13.)

       (v)    Conformed copy of Exhibit H to the Distributor's Contract; (13.)


      (vi)    Conformed copy of Exhibit I to the Distributor's Contract; (13.)

 (7)     Not applicable;

 (8)       (i)    Conformed Copy of Custodian Agreement of the Registrant
                  through and including

                  Exhibit A; (16.)

          (ii)    Conformed Copy of the Agency Agreement of the Registrant; (3.)
         (iii) Conformed Copy of the Administrative Services Agreement of the Registrant; (16.)

          (iv) Conformed Copy of Amendment No. 1 to Exhibit A of Agency Agreement of the Registrant; (7.)

 (9)       (i)    Conformed Copy of Agreement for Fund Accounting, Shareholder
                  Recordingkeeping, and Custody

                  Services Procurement;(10.)

          (ii)    Conformed copy of Shareholder Services Plan; (13.)

         (iii) Conformed Copy of Exhibit 1
          to the Shareholder Services Plan
          of the Registrant; (12.) (iv)
          Conformed copy of of Shareholder
          Services Agreement (Amended and
          Restated 9/19/95); (15.)

           (v) Conformed Copy of Exhibit 1 to the Shareholder Services Agreement of the Registrant; (12.)

(10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered;

         (16.)

--------------------
+All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989.
         (File Nos. 33-26516 and 811-5752)

 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992.
         (File Nos. 33-26516 and 811-5752)


10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995.
         (File Nos. 33-26516 and 811-5752)


12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995.
         (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995.
         (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995.
         (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996.
         (File Nos. 33-26516 and 811-5752)

(11)     Conformed Copy of Independent Auditors Consent;+
(12)     Not applicable;
(13)     Conformed Copy of Initial Capital Understanding; (16.)

(14)     Not applicable;

(15)       (i)    Conformed Copy of Distribution Plan through and including
                  Exhibit A; (16.)

          (ii) Copy of Sales Agreement with Federated Securities Corp. and Administrative Agreement -
                  Appendix B; (2.)

         (iii)    Conformed copy of Exhibit B of Distribution Plan; (8.)

          (iv) Copy of Schedule A of Sales Agreement with Federated Securities Corp.; (7.)

           (v) Copy of Fee Schedule for Rule 12b-1 Agreement with Federated Securities Corp.; (7.)

(16)       (i)    Copy of Schedule for Computation of Performance Data (Return)
                  for Independence One Equity Plus Fund;(15.)

           (ii) Copy of Schedule for Computation of Performance Data (SEC Yield) for Independence One Equity Plus Fund; (15.)

          (iii) Copy of Schedule for Computation of Performance Data (Return) for Independence One Fixed Income Fund; (15.)

           (iv)   Copy of Schedule for Computation of Performance Data
                  (SEC Yield) for Independence One Fixed Income Fund; (15.)

            (v) Copy of Schedule for Computation of Performance Data (Return) for Independence One Michigan Municpal Bond Fund; (16.)

--------------------
+All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989.
         (File Nos. 33-26516 and 811-5752)

 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989.
         (File Nos. 33-26516 and 811-5752)

 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992.
         (File Nos. 33-26516 and 811-5752)

 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993.
         (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995.
         (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995.
         (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996.
         (File Nos. 33-26516 and 811-5752)

        (vi) Copy of Schedule for Computation of Performance Data (SEC Yield) for Independence One Michigan Municpal Bond Fund; (16.)

        (vii) Copy of Schedule for Computation of Performance Data for Independence One Money Market Funds and Independence
                One U.S. Government Securities Fund; (3.)

                           (17)     Copy of Financial Data Schedules; +
                           (18)     Conformed Copy of 18f-3 Plan; (17.)
                           (19)     Conformed Copy of Power of Attorney; (16.)

Item 25.       Persons Controlled by or Under Common Control with Registrant:

               None

Item 26.       Number of Holders of Securities:

                                                     Number of Record Holders

       TITLE OF CLASS      PORTFOLIO NAME                   AS OF JUNE 9, 1997
       --------------      --------------                  -------------------

       Shares of          Independence One Prime

       beneficial          Money Market Fund (Class A)         3,160
       interest

                          Independence One Prime

                           Money Market Fund (Class B)            19
                          Independence One U.S.                  903

                           Treasury Money Market Fund

                          Independence One Michigan              923
                           Municipal Cash Fund

                          Independence One U.S.                   14
                           Government Securities Fund

                          Independence One Michigan               10
                           Municipal Bond Fund

                          Independence One Equity                 81
                           Plus Fund

                          Independence One Fixed                  9
                           Income Fund

Item 27.          Indemnification: (4.)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989.
         (File Nos. 33-26516 and 811-5752)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990.
         (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995.
         (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995.
         (File Nos. 33-26516 and 811-5752)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996.
         (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on August 26, 1996.
         (File Nos. 33-26516 and 811-5752)

Item 28.          Business and Other Connections of Investment Adviser:

                  Michigan National Bank, a national banking association (the "Adviser"), is a wholly owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division have investment discretion over $1.8 billion. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. For more information on the business of the Adviser, see the Prospectus under the heading "Management of the Trust--Investment Adviser."

                  The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Michigan National Bank. The business address of each such director and officer is 27777 Inkster Road, Farmington Hills, Michigan, 48333-9065.


                                             Other Substantial Business

                       Position with         Profession,Vocation or

         NAME           THE ADVISER                EMPLOYMENT
John S. Carton           Director               Director, Michigan National
                                                Corporation; Chairman, President, and
                                                CEO, Development Company.

Sidney E. Forbes         Director               Director, Michigan National Corporation; Partner, Forbes/Cohen
                                                Properties.
                                                Other Substantial

William F. Pickard       Director               Director, Michigan National Corporation, Chairman and Chief
                                                Executive Officer, Regal Plastics Company.

Douglas E. Ebert         Director,              Chief Executive Officer,
                         and Chief              Michigan National Corporation
                         Executive Officer

Stephen A. VanAndel      Director               Director, Michigan National Corporation; Vice President and
                                                Chairman, Amway Corporation.

James A. Williams        Chairman               Chairman, Michigan National Corporation; Chairman and President
                                                Williams, Schaefer, Ruby & Williams.




Lawrence L. Gladchun                      General                      General Counsel and
                                          Counsel and                  Secretary, Michigan National
                                          Secretary                    Corporation.

Richard C. Webb                           Head CFS                     Head, Commercial Financial
                                                                       Services, Michigan National
                                                                       Corporation.

Robert V. Panizzi                         Controller                   Michigan National
                                                                       Corporation.

Kuldeep Kishore                           Head of Strategic            Head of Strategic

Brian Black                               Head of Consume              Head of Consumer Financial
                                          Financial Services           Services, Michigan National

                                                                       Corporation

Susan Barbour                             Head of Business             Head of Business Financial
                                          Services                     Services, Michigan National

                                                                       Corporation

Robert Hutchinson                         Head of Channel              Michigan National Corporation
                                          Management

Wayne Rees                                Chief Operating              Chief Operating Officer,
                                          Officer                      Michigan National Corporation.

Charles Van Swearingen                    Chief Financial              Chief Financial Officer,
                                          Officer                      Michigan National Corporation.

Errol Talbott                             Head/Risk                    Head of Risk Management,
                                          Management                   Michigan National Corporation.

Joseph L. Fritzsche                       Head/Human                   Head of Human Resources,
                                          Resources                    Michigan National Corporation.

Kay Thawley                               Head/Marketing               Head of Marketing, Michigan
                                                                       National Corporation

Mickey Brown                              Head/Operations              Head of Operations and
                                          and Information              Information Technology,
                                          Technology                   Michigan National Corporation.

Ronald R. Dobbins                         Director                     Director, Michigan National
                                                                       Corporation, CEO United
                                                                       Healthcare Corp.

James B. Meyer                            Director                     Director, Michigan National
                                                                       Corporation, President and
                                                                       Chief Operating Officer,
                                                                       Spartan Stores, Inc.

Robert E. Prowse                          Director                     Director, Michigan National
                                                                       Corporation, Group General
                                                                       Manager, U.S.A. & Asia-NAB

         National Australia Bank Limited ("NAB") is a transnational banking organization headquartered at 500 Bourke Street, Melbourne, Australia. NAB is a publicly owned company, whose shares are widely held and traded on the Australian Stock Exchange Limited. On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition (the "Merger") of MNC by NAB. Shareholders of MNC approved the Merger on June 2, 1995. As a result, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB upon completion of the Merger. The Merger was completed on November 2, 1995 and Operations will continue to be conducted under the Michigan National Corporation and Michigan National Bank names.

         On May 4, 1995, the Trust's Board of Trustees approved the present investment advisory contract (the "Present Advisory Contract") between the Trust, on behalf of Independence Once Equity Plus Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund (collectively, the "Portfolios"), and Michigan National Bank, as a subsidiary of MNC. Under the provisions of the Investment Company Act of 1940, completion of the Merger resulted in an assignment, and termination of the Portfolios' Present Advisory Contract with the Adviser. Also on May 4, 1995, the Portfolios' Board of Trustees approved a new investment advisory contract (the "New Advisory Contract") between the Trust, on behalf of the Portfolios, and Michigan National Bank, as a subsidiary of NAB. The New Advisory Contract became effective upon consummation of the Merger.

         The following information appeared in NAB's Annual Report for its fiscal year ended September 30, 1995.

         NAB, together with its subsidiaries (collectively, the "Group"), is one of the four major Australian commercial banks ("trading banks" in Australian terminology) which together account for approximately 67.7% of commercial banking assets in Australia as of September 1995, according to the Reserve Bank of Australia Bulletin. The Group undertakes a range of banking, financial and related activities in Australia and elsewhere in the world, including commercial banking, savings banking, finance and life insurance and merchant and investment banking. As of September 30, 1996, Group assets totalled A$173.7 billion, of which approximately 54.1% was domiciled in Australia, and Group deposits and borrowings totalled A$90.8 billion, of which approximately 50.4% was domiciled in Australia+.

         NAB was established as "The National Bank of Australasia" in 1858 in Victoria, Australia. Through internal expansion and the acquisition of other banks, NAB developed into a national commerical bank. In its present form, NAB is the product of the merger in 1981 of The National Bank of Australasia Limited and Commerical Banking Company of Sydney Limited, the latter Bank being established in 1834 in New South Wales, Australia.

         At September 30, 1996 the Group had 52,567 full-time and part-time employees worldwide.

         Banking, the Group's principal business activity, is conducted in Australia by NAB and internationally by NAB and certain subsidiaries. As of September 30, 1995, NAB was the second largest commercial bank in Australia (according to the Reserve Bank of Australia Bulletin) based on domestic assets of $85 billion. The Group is the largest Australian banking group based on its global assets of A$147.1 billion+.

         Consistent with its philosophy of providing customers with a comprehensive range of financial products and services, in 1985 the Group established a life insurance and funds management entity, National Australia Financial Management Limited. This entity and its subsidiaries provide the Australian market with a range of personal financial planning services, personal life and disability insurance, personal superannuation and managed investments, corporate superannuation, group life insurance and various investment management services. At September 30, 1995, funds under managment amounted to A$3.7 billion. Two of the Group's banking subsidiaries in the United Kindom, Yorkshire Bank and Northern Bank, offer certain insurance and investment products through subsidiaries, mainly in the areas of funds managment and other investment related products.

         At November 11, 1995, the directors* and principal executive officer of NAB were as follows:

----------------
+These figures reflect Australian dollars.

*The Directors of NAB are classified as either Executive or Non-Executive, with the former being those Directors engaged in the full-time employment of NAB. Mr. Donald Argus is the only Executive Director.



NAME AND POSITION         POSITION/DIRECTORSHIP               PRINCIPAL
    WITH  NAB                 HELD SINCE                   OCCUPATION(S)
William Robert                1992/1979             Barrister and Chairman and
Mitchel Irvine                                      Director/Solicitor; Director,

                                                    Bank of
                                                    New
                                                    Zealand;
                                                    Chairman,
                                                    National
                                                    Australia
                                                    Financial
                                                    Managment
                                                    Limited
                                                    and
                                                    National
                                                    Australia
                                                    Group
                                                    (UK)
                                                    Limited;
                                                    former
                                                    Partner,
                                                    Hedderwick
                                                    Fookes &
                                                    Alston,
                                                    Solicitors.

Brian Thorley Loton           1992/1988             Chairman, The Vice-Chariman Broken Hill and Director Proprietary
                                                    Company Limited; Director, Amcor Limited and Australian Foundation
                                                    Investment Company Limited; Alternate Director, National Australia
                                                    Group (UK) Limited; former Managing Director, The Broken Hill
                                                    Proprietary Company Limited.

David Kennedy Macfarlane      1992/1985             Chairman NAB's Principal Board Audit Committee; Chairman of
                                                    National Australia Asset Management Limited and Alternate
                                                    Director, National Australia Group (UK)) Limited; 33 years'
                                                    experience with James Hardie Industries Limited, 12 years of which as Managing Director.

Donald Robert Argus 1990/1989 National Bank of New Zealand, Managing
Director and Clydesdale Bank PLC National Chief Executive Officer
Australia Financial Management Limited, National Australia Group (UK)
Limited, National Irish Bank , Limited Northern Bank Limited and
Yorkshire Bank PLC.

David Charles                           1992                  Director, Woodside Petroleum Keith Allen Limited and a
member of the
                                                              Principal Board Audit Committee.

Peter John Waraker                      1985                  Chairman, Director Email
Cottrell                                                      Limited.

Dr. Christopher Michael                 1992                  Non-Executive Director

Deeley                                                        North Limited; former Managing Director and Chairman
Director and Chief Executive,                                 ICI Australia Limited.

David Alexander Tange                   1981                  Alternate Director, Bank of
Dickens                                                       New Zealand; former Partner,
Director                                                      Court & Co. Chartered
                                                              Accountants; former Director,
                                                              The Commercial Banking Company
                                                              of Sydney Limited.





The Lord Nickson                        1991                  Chairman, Director, Clydesdale Bank PLC; Director, National
                                                              Australia Group (UK) Limited.

Mark Richard Rayner                     1985                  Director and

Director                                                      Group
                                                              Executive,
                                                              CRA
                                                              Limited;
                                                              Deputy
                                                              Chairman
                                                              and
                                                              former
                                                              Managing
                                                              Director,
                                                              Comalco
                                                              Limited,
                                                              Chairman,
                                                              Pasminco
                                                              Limited;
                                                              member
                                                              of NAB's
                                                              Principal
                                                              Board
                                                              Audit
                                                              Committee.

Joseph Charles Trethowan                1984                  Vice Chairman

Director                                                      of Directors and Chairman, Audit Committee of National Australia
                                                              Financial Managment Limited; member of NAB's Principal Board Audit
                                                              Committee; former Chairman and General Manager, State Electricity

                                                              Commission of Victoria.

Andrew Trunbull                         1992                  Non-Executive

Director                                                      Chairman and former Managing Director and Chief Executive Officer,
                                                              Burns Philip and Company Limited.

Sir Bruce Dunstan Watson                1992                  Former

Director                                                      Chairman, Director, and Chief Executive Officer, MIM Holdings

                               Limited.

CM Walter                               1995                  Solicitor, former Partner, Clayton Utz; Director of Ampolex
                                                              Limited, SGIO Insurance Limited and Melbourne Business School
                                                              Limited; Commissioner of City of Melbourne.


The address of the Directors and principal executive officer of NAB is c/o 500 Bourke Street, Melbourne, Australia.

Item 29.          Principal Underwriters:

(a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward
D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT
Richard B. Fisher                              Director, Chairman, Chief                      --     Federated Investors Tower
Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                      President and
Federated Investors Tower                      President, Federated,                             Treasurer

Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,            --
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp





John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated

Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779




Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779




Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779




Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779




Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779



                  (c)      Not applicable.

Item 30.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Independence One Mutual Funds                        Federated Investors Tower
                  (Registrant)                                         Pittsburgh, PA 15222-3779

                  Federated Services Company                           P.O. Box 8600
                  ("Transfer Agent, Dividend                           Boston, Massachusetts 02266-
                  Disbursing Agent and Portfolio                                              8600
                  Recordkeeper")

                  Federated Administrative Services                    Federated Investors Tower
                  (Administrator)                                      Pittsburgh, PA 15222-3779

                  Michigan National Bank                               27777 Inkster Road
                  (Adviser)                                            Mail Code 10-52

                                                                       Farmington Hills, MI 48333

                  Michigan National Bank......................         27777 Inkster Road
                                                                       Mail Code 10-30

                  (Custodian)                                          Farmington Hills, MI 48333



Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders. Registrant hereby undertakes to furnish each person to whom a prospectus for any portfolio in the Trust is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of June, 1997.

                     INDEPENDENCE ONE MUTUAL FUNDS

                           BY:  /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for Edward C. Gonzales

                           June 25, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                           TITLE                        DATE

By:    /s/ Gail Cagney

      Gail Cagney                 Attorney In Fact           June 25, 1997
      ASSISTANT SECRETARY         For the Persons

                                  Listed Below

      NAME                           TITLE

Edward C. Gonzales*               President and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Robert E. Baker.*                 Trustee

Harrold Berry*                    Trustee

Clarence G. Frame*                Trustee

Harry J. Nederlander*             Trustee

Thomas S. Wilson*                 Trustee

* By Power of Attorney